As filed with the Securities and Exchange Commission on May 26, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-10487

Hotchkis & Wiley Funds
 (Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
 (Address of principal executive offices) (Zip code)

Anna Marie Lopez
Hotchkis & Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
 (Name and address of agent for service)

Copy to:

Maureen A. Miller, Esq.
Joseph M. Mannon, Esq.
Vedder Price P.C.
222 North LaSalle Street, 26th Floor
Chicago, Illinois  60601

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Schedule of Investments - March 31, 2017
Hotchkis & Wiley Diversified Value Fund (Unaudited)
	Shares
COMMON STOCKS - 99.98%	Held	Value
CONSUMER DISCRETIONARY - 12.66%
Auto Components - 2.57%
Adient PLC	10,474	$761,146
The Goodyear Tire & Rubber Company	37,100	1,335,600
Magna International, Inc.	19,900	858,884
		2,955,630
Automobiles - 2.50%
General Motors Company	47,800	1,690,208
Harley-Davidson, Inc.	10,000	605,000
Honda Motor Company Ltd. - ADR	19,400	587,044
		2,882,252
Media - 6.04%
CBS Corp.	21,600	1,498,176
Comcast Corp.	46,200	1,736,658
Discovery Communications, Inc. - Class A (a)	83,100	2,417,379
Discovery Communications, Inc. - Class C (a)	25,500	721,905
Omnicom Group, Inc.	6,700	577,607
		6,951,725
Multiline Retail - 0.56%
Target Corp.	11,800	651,242

Specialty Retail - 0.99%
Bed Bath & Beyond, Inc.	28,900	1,140,394
TOTAL CONSUMER DISCRETIONARY		14,581,243

CONSUMER STAPLES - 2.07%
Food & Staples Retailing - 0.92%
Wal-Mart Stores, Inc.	14,700	1,059,576

Food Products - 1.15%
Bunge Ltd.	7,200	570,672
Kellogg Company	10,400	755,144
		1,325,816
TOTAL CONSUMER STAPLES		2,385,392

ENERGY - 9.32%
Oil, Gas & Consumable Fuels - 9.32%
Apache Corp.	10,600	544,734
Cobalt International Energy, Inc. (a)	233,300	124,442
Hess Corp.	43,700	2,106,777
Kosmos Energy Ltd. (a)	68,400	455,544
Marathon Oil Corp.	249,900	3,948,420
Murphy Oil Corp.	62,700	1,792,593
Royal Dutch Shell PLC - ADR	33,262	1,753,905
TOTAL ENERGY		10,726,415

FINANCIALS - 28.02%
Banks - 14.24%
Bank of America Corp.	163,422	3,855,125
CIT Group, Inc.	14,000	601,020
Citigroup, Inc.	92,274	5,519,831
Citizens Financial Group, Inc.	46,700	1,613,485
JPMorgan Chase & Company	22,300	1,958,832
Wells Fargo & Company	51,234	2,851,684
		16,399,977
Capital Markets - 4.57%
The Bank of New York Mellon Corp.	12,300	580,929
The Goldman Sachs Group, Inc.	4,900	1,125,628
Morgan Stanley	37,700	1,615,068
State Street Corp.	24,400	1,942,484
		5,264,109
Consumer Finance - 2.17%
Capital One Financial Corp.	28,800	2,495,808

Insurance - 7.04%
The Allstate Corp.	7,300	594,877
American International Group, Inc.	92,200	5,756,046
The Travelers Companies, Inc.	14,500	1,747,830
		8,098,753
TOTAL FINANCIALS		32,258,647

HEALTH CARE - 8.62%
Biotechnology - 0.83%
Biogen, Inc. (a)	3,500	956,970

Health Care Equipment & Supplies - 1.18%
Medtronic PLC	7,782	626,918
Zimmer Biomet Holdings, Inc.	6,000	732,660
		1,359,578
Health Care Providers & Services - 2.71%
Anthem, Inc.	18,900	3,125,682

Pharmaceuticals - 3.90%
GlaxoSmithKline PLC - ADR	40,500	1,707,480
Sanofi - ADR	61,400	2,778,350
		4,485,830
TOTAL HEALTH CARE		9,928,060

INDUSTRIALS - 14.01%
Aerospace & Defense - 3.37%
The Boeing Company	9,400	1,662,484
Embraer SA - ADR	20,500	452,640
Rockwell Collins, Inc.	18,200	1,768,312
		3,883,436
Building Products - 2.06%
Johnson Controls International PLC	56,147	2,364,912

Electrical Equipment - 1.06%
Eaton Corp. PLC	16,500	1,223,475

Industrial Conglomerates - 2.40%
Koninklijke Philips NV	86,046	2,762,937

Machinery - 5.12%
CNH Industrial NV	193,300	1,863,412
Cummins, Inc.	16,900	2,555,280
PACCAR, Inc.	8,600	577,920
Parker-Hannifin Corp.	5,600	897,792
		5,894,404
TOTAL INDUSTRIALS		16,129,164

INFORMATION TECHNOLOGY - 19.08%
Communications Equipment - 2.71%
Telefonaktiebolaget LM Ericsson - ADR	469,500	3,117,480

Electronic Equipment, Instruments & Components - 3.14%
Corning, Inc.	116,700	3,150,900
TE Connectivity Ltd.	6,300	469,665
		3,620,565
IT Services - 0.54%
Teradata Corp. (a)	20,000	622,400

Software - 7.49%
Microsoft Corp.	67,600	4,452,136
Oracle Corp.	93,600	4,175,496
		8,627,632
Technology Hardware, Storage & Peripherals - 5.20%
Hewlett Packard Enterprise Company	252,500	5,984,250
TOTAL INFORMATION TECHNOLOGY		21,972,327

MATERIALS - 0.76%
Containers & Packaging - 0.76%
International Paper Company	17,300	878,494
TOTAL MATERIALS		878,494

TELECOMMUNICATION SERVICES - 2.03%
Wireless Telecommunication Services - 2.03%
Vodafone Group PLC - ADR	88,563	2,340,720
TOTAL TELECOMMUNICATION SERVICES		2,340,720

UTILITIES - 3.41%
Electric Utilities - 0.91%
PPL Corp.	13,500	504,765
The Southern Company	10,800	537,624
		1,042,389
Independent Power and Renewable Electricity Producers - 2.50%
Calpine Corp. (a)	211,500	2,337,075
NRG Energy, Inc.	28,900	540,430
		2,877,505
TOTAL UTILITIES		3,919,894

Total common stocks (Cost $141,367,040)		115,120,356
Total long-term investments (Cost $141,367,040)		115,120,356

Total investments - 99.98% (Cost $141,367,040)		115,120,356

Other assets in excess of liabilities - 0.02%		19,834

Net assets - 100.00%		$115,140,190

(a)	- Non-income producing security.
ADR	- American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2017
Hotchkis & Wiley Large Cap Value Fund (Unaudited)
	Shares
COMMON STOCKS - 99.93%	Held	Value
CONSUMER DISCRETIONARY - 11.50%
Auto Components - 1.76%
Adient PLC	48,491	$3,523,841
Magna International, Inc.	106,600	4,600,856
		8,124,697
Automobiles - 2.50%
General Motors Company	193,100	6,828,016
Harley-Davidson, Inc.	40,000	2,420,000
Honda Motor Company Ltd. - ADR	77,500	2,345,150
		11,593,166
Media - 5.53%
CBS Corp.	86,400	5,992,704
Comcast Corp.	187,800	7,059,402
Discovery Communications, Inc. - Class A (a)	333,000	9,686,970
Discovery Communications, Inc. - Class C (a)	102,000	2,887,620
		25,626,696
Multiline Retail - 0.57%
Target Corp.	47,400	2,616,006

Specialty Retail - 1.14%
Bed Bath & Beyond, Inc.	133,800	5,279,748
TOTAL CONSUMER DISCRETIONARY		53,240,313

CONSUMER STAPLES - 1.19%
Food & Staples Retailing - 1.19%
Wal-Mart Stores, Inc.	76,600	5,521,328
TOTAL CONSUMER STAPLES		5,521,328

ENERGY - 9.38%
Oil, Gas & Consumable Fuels - 9.38%
Hess Corp.	176,400	8,504,244
Marathon Oil Corp.	1,067,200	16,861,760
Murphy Oil Corp.	339,300	9,700,587
Royal Dutch Shell PLC - ADR	159,172	8,393,140
TOTAL ENERGY		43,459,731

FINANCIALS - 28.88%
Banks - 15.11%
Bank of America Corp.	703,849	16,603,798
Citigroup, Inc.	404,088	24,172,544
Citizens Financial Group, Inc.	186,700	6,450,485
JPMorgan Chase & Company	115,600	10,154,304
Wells Fargo & Company	226,363	12,599,365
		69,980,496
Capital Markets - 4.33%
The Goldman Sachs Group, Inc.	30,100	6,914,572
State Street Corp.	164,800	13,119,728
		20,034,300
Consumer Finance - 2.67%
Capital One Financial Corp.	142,700	12,366,382

Insurance - 6.77%
American International Group, Inc.	388,700	24,266,541
The Travelers Companies, Inc.	58,700	7,075,698
		31,342,239
TOTAL FINANCIALS		133,723,417

HEALTH CARE - 9.00%
Health Care Equipment & Supplies - 1.57%
Medtronic PLC	30,800	2,481,248
Zimmer Biomet Holdings, Inc.	39,300	4,798,923
		7,280,171
Health Care Providers & Services - 3.34%
Anthem, Inc.	93,600	15,479,568

Pharmaceuticals - 4.09%
GlaxoSmithKline PLC - ADR	183,200	7,723,712
Sanofi - ADR	247,600	11,203,900
		18,927,612
TOTAL HEALTH CARE		41,687,351

INDUSTRIALS - 13.37%
Aerospace & Defense - 2.16%
The Boeing Company	44,000	7,781,840
Embraer SA - ADR	100,100	2,210,208
		9,992,048

Building Products - 2.07%
Johnson Controls International PLC	227,819	9,595,736

Industrial Conglomerates - 2.66%
Koninklijke Philips NV	384,266	12,338,781

Machinery - 6.05%
CNH Industrial NV (l)	809,500	7,803,580
Cummins, Inc.	86,600	13,093,920
PACCAR, Inc.	33,800	2,271,360
Parker-Hannifin Corp.	30,200	4,841,664
		28,010,524
Professional Services - 0.43%
ManpowerGroup, Inc.	19,200	1,969,344
TOTAL INDUSTRIALS		61,906,433

INFORMATION TECHNOLOGY - 19.58%
Communications Equipment - 2.59%
Telefonaktiebolaget LM Ericsson - ADR	1,806,800	11,997,152

Electronic Equipment, Instruments & Components - 3.92%
Corning, Inc.	498,700	13,464,900
TE Connectivity Ltd.	62,900	4,689,195
		18,154,095
Software - 7.87%
Microsoft Corp.	276,900	18,236,634
Oracle Corp.	408,100	18,205,341
		36,441,975
Technology Hardware, Storage & Peripherals - 5.20%
Hewlett Packard Enterprise Company	1,015,100	24,057,870
TOTAL INFORMATION TECHNOLOGY		90,651,092

MATERIALS - 1.67%
Containers & Packaging - 1.67%
International Paper Company	152,600	7,749,028
TOTAL MATERIALS		7,749,028

TELECOMMUNICATION SERVICES - 2.46%
Wireless Telecommunication Services - 2.46%
Vodafone Group PLC - ADR	431,544	11,405,708
TOTAL TELECOMMUNICATION SERVICES		11,405,708

UTILITIES - 2.90%
Electric Utilities - 0.43%
PPL Corp.	53,000	1,981,670

Independent Power and Renewable Electricity Producers - 2.47%	852,900	9,424,545
Calpine Corp. (a)	108,700	2,032,690
NRG Energy, Inc.		11,457,235
TOTAL UTILITIES		13,438,905

Total common stocks (Cost $497,880,461)		462,783,306
Total long-term investments (Cost $497,880,461)		462,783,306

COLLATERAL FOR SECURITIES ON LOAN - 0.05%
Money Market Funds - 0.05%
Invesco Government & Agency Portfolio - Institutional Class, 0.61%^	243,125	243,125
Total collateral for securities on loan (Cost $243,125)		243,125

	Principal
SHORT-TERM INVESTMENTS - 0.04%	Amount
Time Deposits - 0.04%
BNP Paribas, 0.41%, 04/03/2017*	$166,326	166,326
Total short-term investments (Cost $166,326)		166,326

Total investments - 100.02% (Cost $498,289,912)		463,192,757

Liabilities in excess of other assets - (0.02)%		(83,165)

Net assets - 100.00%		$463,109,592

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on loan.  The total market value of securities on loan was $236,425. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	- American Depositary Receipt
^	- Rate shown is the 7-day yield as of March 31, 2017.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2017
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)
	Shares
COMMON STOCKS - 99.22%	Held	Value
CONSUMER DISCRETIONARY - 19.89%
Auto Components - 5.42%
Adient PLC	301,900	$21,939,073
The Goodyear Tire & Rubber Company	2,173,200	78,235,200
Magna International, Inc.	364,800	15,744,768
		115,919,041
Household Durables - 2.49%
TRI Pointe Group, Inc. (a)	4,239,500	53,163,330

Media - 4.05%
Discovery Communications, Inc. - Class A (a)	1,565,000	45,525,850
Discovery Communications, Inc. - Class C (a)	400,100	11,326,831
News Corp.	2,284,800	29,702,400
		86,555,081
Multiline Retail - 1.07%
Kohl's Corp.	574,300	22,862,883

Specialty Retail - 6.86%
Bed Bath & Beyond, Inc.	1,527,200	60,263,312
Office Depot, Inc.	15,757,100	73,506,872
Rent-A-Center, Inc. (l)	477,900	4,238,973
Staples, Inc.	968,700	8,495,499
		146,504,656
TOTAL CONSUMER DISCRETIONARY		425,004,991

CONSUMER STAPLES - 1.72%
Food Products - 1.72%
Bunge Ltd.	462,900	36,689,454
TOTAL CONSUMER STAPLES		36,689,454

ENERGY - 19.84%
Energy Equipment & Services - 3.20%
Frank's International NV (l)	1,073,600	11,347,952
McDermott International, Inc. (a)	2,885,000	19,473,750
Superior Energy Services, Inc. (a)	773,800	11,034,388
Weatherford International PLC (a) (l)	4,001,300	26,608,645
		68,464,735
Oil, Gas & Consumable Fuels - 16.64%
Cairn Energy PLC (a) (v)	22,858,200	58,641,715
Cobalt International Energy, Inc. (a)	16,578,000	8,842,705
Hess Corp.	71,600	3,451,836
InterOil Corp. - Escrow (a) (f)	110,300	461,054
Kosmos Energy Ltd. (a)	10,545,900	70,235,694
Marathon Oil Corp.	2,541,800	40,160,440
Murphy Oil Corp.	1,015,300	29,027,427
Ophir Energy PLC (a) (o) (v)	56,973,900	61,583,279
Whiting Petroleum Corp. (a)	8,779,000	83,049,340
		355,453,490
TOTAL ENERGY		423,918,225

FINANCIALS - 21.87%
Banks - 14.01%
CIT Group, Inc.	1,588,400	68,190,012
Citizens Financial Group, Inc.	1,994,200	68,899,610
Fifth Third Bancorp	203,700	5,173,980
Popular, Inc.	2,419,300	98,538,089
Regions Financial Corp.	3,629,200	52,732,276
SunTrust Banks, Inc.	104,400	5,773,320
		299,307,287
Consumer Finance - 2.15%
Ally Financial, Inc.	849,100	17,262,203
Santander Consumer USA Holdings, Inc. (a)	2,148,100	28,612,692
		45,874,895
Insurance - 5.04%
CNO Financial Group, Inc.	1,729,900	35,462,950
Enstar Group Ltd. (a)	52,000	9,947,600
Willis Towers Watson PLC	476,377	62,352,985
		107,763,535
Thrifts & Mortgage Finance - 0.67%
PHH Corp. (a)	1,125,600	14,328,888
TOTAL FINANCIALS		467,274,605

HEALTH CARE - 1.91%
Health Care Equipment & Supplies - 0.61%
Zimmer Biomet Holdings, Inc.	107,800	13,163,458

Health Care Providers & Services - 0.30%
LifePoint Health, Inc. (a)	98,000	6,419,000

Pharmaceuticals - 1.00%
Mallinckrodt PLC (a)	478,600	21,331,202
TOTAL HEALTH CARE		40,913,660

INDUSTRIALS - 8.14%
Aerospace & Defense - 1.14%
Embraer SA - ADR	1,098,700	24,259,296

Air Freight & Logistics - 2.74%
Royal Mail PLC (v)	11,003,700	58,606,025

Machinery - 3.56%
Allison Transmission Holdings, Inc.		287,700	10,374,462
Cummins, Inc.		173,600	26,248,320
Navistar International Corp. (a)		1,600,900	39,414,158
			76,036,940
Road & Rail - 0.70%
Avis Budget Group, Inc. (a)		506,300	14,976,354
TOTAL INDUSTRIALS			173,878,615

INFORMATION TECHNOLOGY - 19.41%
Communications Equipment - 7.41%
ARRIS International PLC (a)		3,419,000	90,432,550
Telefonaktiebolaget LM Ericsson - ADR		10,236,200	67,968,368
			158,400,918
Electronic Equipment, Instruments & Components - 6.54%
Avnet, Inc.		812,700	37,189,152
CDW Corp.		624,900	36,062,979
Corning, Inc.		2,464,200	66,533,400
			139,785,531
IT Services - 0.84%
Teradata Corp. (a)		578,700	18,009,144

Semiconductors & Semiconductor Equipment - 1.45%
Marvell Technology Group Ltd.		2,033,800	31,035,788

Technology Hardware, Storage & Peripherals - 3.17%
Hewlett Packard Enterprise Company		2,853,800	67,635,060
TOTAL INFORMATION TECHNOLOGY			414,866,441

REAL ESTATE - 0.97%
Equity Real Estate Investment Trusts - 0.97%
The GEO Group, Inc.		446,000	20,681,020
TOTAL REAL ESTATE			20,681,020

UTILITIES - 5.47%
Independent Power and Renewable Electricity Producers - 5.47%
Calpine Corp. (a)		6,400,000	70,720,000
NRG Energy, Inc.		2,468,900	46,168,430
TOTAL UTILITIES			116,888,430

Total common stocks (Cost $2,161,761,218)			2,120,115,441
Total long-term investments (Cost $2,161,761,218)			2,120,115,441

COLLATERAL FOR SECURITIES ON LOAN - 0.40%
Money Market Funds - 0.40%
Invesco Government & Agency Portfolio - Institutional Class, 0.61%^		8,500,075	8,500,075
Total collateral for securities on loan (Cost $8,500,075)			8,500,075

	Principal
SHORT-TERM INVESTMENTS - 0.94%	Amount
Time Deposits - 0.94%
Australia and New Zealand Banking Group Ltd., 0.41%, 04/03/2017*		$20,172,486	20,172,486
Brown Brothers Harriman & Co., 0.05%, 04/03/2017*	GBP	49	62
Total short-term investments (Cost $20,172,546)			20,172,548

Total investments - 100.56% (Cost $2,190,433,839)			2,148,788,064

Liabilities in excess of other assets - (0.56)%			(11,995,468)

Net assets - 100.00%			$2,136,792,596

(a)	- Non-income producing security.
(f)
- Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $461,054, which represented 0.02% of net assets.  See Security Valuation below.

(l)
- All or a portion of this security is on a loan. The total market value of securities on loan was $8,265,945. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(o)
- Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2017, is set forth below:

		Share Balance At			Share Balance At	Dividend	Value At
	Issuer Name	July 1, 2016	Additions	Reductions	March 31, 2017	Income	March 31, 2017
	Navistar International Corp. +	4,648,000	201,900	3,249,000	1,600,900	$-	$39,414,158
	Ophir Energy PLC	57,905,300	-	931,400	56,973,900	-	61,583,279

+	Issuer was not an affiliate as of March 31, 2017.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $178,831,019, which represented 8.37% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
GBP	- British Pounds
^	- Rate shown is the 7-day yield as of March 31, 2017.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2017
Hotchkis & Wiley Small Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.28%	Held	Value
CONSUMER DISCRETIONARY - 12.25%
Hotels, Restaurants & Leisure - 0.42%
Ruby Tuesday, Inc. (a)	1,217,700	$3,421,737

Household Durables - 4.29%
M/I Homes, Inc. (a)	408,100	9,998,450
TRI Pointe Group, Inc. (a)	2,001,000	25,092,540
		35,090,990
Media - 1.05%
MDC Partners, Inc. (a)	914,500	8,596,300

Specialty Retail - 6.49%
Group 1 Automotive, Inc.	65,400	4,844,832
Office Depot, Inc.	6,264,500	29,223,892
Sonic Automotive, Inc.	953,300	19,113,665
		53,182,389
TOTAL CONSUMER DISCRETIONARY		100,291,416

ENERGY - 7.83%
Energy Equipment & Services - 2.29%
C&J Energy Services, Inc. (a)	177,000	6,026,850
Frank's International NV (l)	396,700	4,193,119
Key Energy Services, Inc. (a)	72,700	1,688,094
McDermott International, Inc. (a)	1,017,200	6,866,100
		18,774,163
Oil, Gas & Consumable Fuels - 5.54%
Cairn Energy PLC (a) (v)	1,387,300	3,559,058
Cobalt International Energy, Inc. (a)	2,720,600	1,451,168
Energy XXI Gulf Coast, Inc. (a)	409,500	12,272,715
Kosmos Energy Ltd. (a)	1,491,600	9,934,056
PBF Energy, Inc. (l)	381,800	8,464,506
Rockhopper Exploration PLC (a) (v)	5,021,800	1,323,662
Whiting Petroleum Corp. (a)	879,800	8,322,908
		45,328,073
TOTAL ENERGY		64,102,236

FINANCIALS - 25.57%
Banks - 10.73%
Associated Banc-Corp	447,500	10,919,000
The Bank of NT Butterfield & Son Ltd.	225,800	7,205,278
First BanCorp (a)	2,112,900	11,937,885
First Hawaiian, Inc.	356,700	10,672,464
First Horizon National Corp.	937,331	17,340,624
Investors Bancorp, Inc.	256,300	3,685,594
Popular, Inc.	641,600	26,132,368
		87,893,213
Capital Markets - 1.24%
Oppenheimer Holdings, Inc.	592,700	10,135,170

Consumer Finance - 1.14%
SLM Corp. (a)	770,800	9,326,680

Insurance - 12.01%
CNO Financial Group, Inc.	1,017,900	20,866,950
Enstar Group Ltd. (a)	170,479	32,612,633
Global Indemnity Ltd. (a)	377,836	14,542,907
Horace Mann Educators Corp.	738,200	30,303,110
		98,325,600
Thrifts & Mortgage Finance - 0.45%
PHH Corp. (a)	290,000	3,691,700
TOTAL FINANCIALS		209,372,363

HEALTH CARE - 4.21%
Health Care Equipment & Supplies - 0.80%
Invacare Corp.	549,000	6,533,100

Health Care Providers & Services - 3.41%
Hanger, Inc. (a)	1,625,600	21,685,504
LifePoint Health, Inc. (a)	95,900	6,281,450
		27,966,954
TOTAL HEALTH CARE		34,500,054

INDUSTRIALS - 28.77%
Aerospace & Defense - 1.37%
Embraer SA - ADR	507,200	11,198,976

Airlines - 3.59%
WestJet Airlines Ltd.	1,715,500	29,411,889

Building Products - 3.40%
Armstrong Flooring, Inc. (a)	223,300	4,113,186
Masonite International Corp. (a)	299,700	23,751,225
		27,864,411
Commercial Services & Supplies - 1.39%
LSC Communications, Inc.	453,200	11,402,512

Construction & Engineering - 5.38%
KBR, Inc.	1,821,900	27,383,157
Tutor Perini Corp. (a)	522,500	16,615,500
		43,998,657
Machinery - 7.97%
EnPro Industries, Inc.	491,200	34,953,792
Meritor, Inc. (a)	887,100	15,196,023
Miller Industries, Inc.	463,600	12,215,860
Navistar International Corp. (a)	115,500	2,843,610
		65,209,285
Marine - 2.05%
Matson, Inc.	528,700	16,791,512

Professional Services - 1.03%
Hudson Global, Inc. (a) (o)	2,187,600	2,756,376
Korn/Ferry International	180,900	5,696,541
		8,452,917
Trading Companies & Distributors - 2.59%
Rush Enterprises, Inc. (a)	641,100	21,207,588
TOTAL INDUSTRIALS		235,537,747

INFORMATION TECHNOLOGY - 7.53%
Communications Equipment - 4.79%
ARRIS International PLC (a)	1,351,300	35,741,885
Extreme Networks, Inc. (a)	468,800	3,520,688
		39,262,573
Semiconductors & Semiconductor Equipment - 2.74%
Diodes, Inc. (a)	680,200	16,358,810
ON Semiconductor Corp. (a)	392,000	6,072,080
		22,430,890
TOTAL INFORMATION TECHNOLOGY		61,693,463

MATERIALS - 1.92%
Chemicals - 1.10%
American Vanguard Corp.	542,500	9,005,500

Metals & Mining - 0.82%
Noranda Aluminum Holding Corp. (a) (o)	800,300	18,545
Real Industry, Inc. (a) (o)	2,334,908	6,654,488
		6,673,033
TOTAL MATERIALS		15,678,533

REAL ESTATE - 7.48%
Equity Real Estate Investment Trusts - 7.48%
The GEO Group, Inc.	383,796	17,796,620
Granite Real Estate Investment Trust	446,300	15,589,259
Pebblebrook Hotel Trust	98,500	2,877,185
Seritage Growth Properties (l)	579,200	24,992,480
TOTAL REAL ESTATE		61,255,544

UTILITIES - 3.72%
Electric Utilities - 3.66%
Great Plains Energy, Inc.	548,900	16,038,858
Portland General Electric Company	314,200	13,956,764
		29,995,622
Independent Power and Renewable Electricity Producers - 0.06%
NRG Energy, Inc.	26,551	496,504
TOTAL UTILITIES		30,492,126

Total common stocks (Cost $724,032,357)		812,923,482
Total long-term investments (Cost $724,032,357)		812,923,482

COLLATERAL FOR SECURITIES ON LOAN - 3.03%
Money Market Funds - 3.03%
Invesco Government & Agency Portfolio - Institutional Class, 0.61%^		24,782,475	24,782,475
Total collateral for securities on loan (Cost $24,782,475)			24,782,475

	Principal
SHORT-TERM INVESTMENTS - 0.19%	Amount
Time Deposits - 0.19%
Banco Santander SA, 0.41%, 04/03/2017*		$1,402,675	1,402,675
Royal Bank of Canada, 0.05%, 04/03/2017*	CAD	191,197	143,774
Total short-term investments (Cost $1,546,449)			1,546,449

Total investments - 102.50% (Cost $750,361,281)			839,252,406

Liabilities in excess of other assets - (2.50)%			(20,426,035)

Net assets - 100.00%			$818,826,371

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on loan.  The total market value of securities on loan was $24,201,132.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(o)
- Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2017, is set forth below:

	Share Balance At			Share Balance At	Dividend	Value At
Issuer Name	July 1, 2016	Additions	Reductions	March 31, 2017	Income	March 31, 2017
Hanger, Inc. +	2,056,100	-	430,500	1,625,600	$-	$21,685,504
Hudson Global, Inc.	2,216,400	-	28,800	2,187,600	-	2,756,376
Miller Industries, Inc. +	707,800	-	244,200	463,600	298,770	12,215,860
Noranda Aluminum Holding Corp.	450,000	350,300	-	800,300	-	18,545
Real Industry, Inc.	2,420,708	-	85,800	2,334,908	-	6,654,488
Rush Enterprises, Inc. +	1,861,400	-	1,220,300	641,100	-	21,207,588

+ Issuer was not an affiliate as of March 31, 2017.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $4,882,720, which represented 0.60% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
CAD	- Canadian Dollars
^	- Rate shown is the 7-day yield as of March 31, 2017.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2017
Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)

COMMON STOCKS - 99.12%	Held	Value
CONSUMER DISCRETIONARY - 15.08%
Auto Components - 2.24%
American Axle & Manufacturing Holdings, Inc. (a)	2,979	$55,946
Cooper Tire & Rubber Company	1,752	77,701
Cooper-Standard Holdings, Inc. (a)	168	18,636
Dana, Inc.	2,063	39,837
Gentherm, Inc. (a)	1,021	40,074
Standard Motor Products, Inc.	431	21,179
Strattec Security Corp.	2,633	73,197
Tenneco, Inc.	1,114	69,536
Tower International, Inc.	1,408	38,157
		434,263
Distributors - 0.30%
Weyco Group, Inc.	2,091	58,715

Diversified Consumer Services - 0.91%
American Public Education, Inc. (a)	3,524	80,700
Capella Education Company	239	20,321
Liberty Tax, Inc.	3,993	56,900
Sotheby's (a)	406	18,465
		176,386
Hotels, Restaurants & Leisure - 1.08%
El Pollo Loco Holdings, Inc. (a)	5,016	59,941
ILG, Inc.	4,255	89,185
Marriott Vacations Worldwide Corp.	218	21,785
Tropicana Entertainment, Inc. (a)	1,211	38,752
		209,663
Household Durables - 2.89%
Century Communities, Inc. (a)	896	22,758
CSS Industries, Inc.	2,364	61,275
Green Brick Partners, Inc. (a)	5,652	56,237
Hooker Furniture Corp.	2,449	76,041
LGI Homes, Inc. (a)	609	20,651
M/I Homes, Inc. (a)	3,129	76,661
Taylor Morrison Home Corp. (a)	1,805	38,483
TRI Pointe Group, Inc. (a)	6,550	82,137
William Lyon Homes (a)	1,867	38,498
ZAGG, Inc. (a)	12,001	86,407
		559,148
Internet & Catalog Retail - 0.50%
HSN, Inc.	1,584	58,766
PetMed Express, Inc.	1,873	37,722
		96,488
Leisure Products - 0.72%
Johnson Outdoors, Inc.	535	19,528
Malibu Boats, Inc. (a)	898	20,160
MCBC Holdings, Inc.	2,800	45,276
Vista Outdoor, Inc. (a)	2,665	54,872
		139,836
Media - 1.22%
Entercom Communications Corp.	4,125	58,987
Gray Television, Inc. (a)	1,365	19,793
MSG Networks, Inc. (a)	2,548	59,495
Saga Communications, Inc.	1,132	57,789
Salem Media Group, Inc.	5,324	39,664
		235,728
Multiline Retail - 0.29%
Dillard's, Inc.	1,072	56,001

Specialty Retail - 3.16%
American Eagle Outfitters, Inc.	2,773	38,905
Asbury Automotive Group, Inc. (a)	933	56,073
Barnes & Noble Education, Inc. (a)	4,027	38,619
Boot Barn Holdings, Inc. (a)	1,458	14,420
The Buckle, Inc.	2,571	47,821
The Cato Corp.	2,702	59,336
GameStop Corp.	3,039	68,529
Hibbett Sports, Inc. (a)	1,196	35,282
Lithia Motors, Inc.	651	55,758
Office Depot, Inc.	17,926	83,625
RH (a)	515	23,824
Sonic Automotive, Inc.	3,494	70,055
Sportsman's Warehouse Holdings, Inc. (a)	4,175	19,957
		612,204

Textiles, Apparel & Luxury Goods - 1.77%
Cherokee, Inc. (a)	7,874	67,717
Deckers Outdoor Corp. (a)	700	41,811
Fossil Group, Inc. (a)	1,181	20,608
G-III Apparel Group Ltd. (a)	2,587	56,629
Movado Group, Inc.	2,265	56,512
Rocky Brands, Inc.	5,165	59,656
Steven Madden Ltd. (a)	1,013	39,051
		341,984
TOTAL CONSUMER DISCRETIONARY		2,920,416

CONSUMER STAPLES - 2.86%
Food & Staples Retailing - 0.70%
SpartanNash Company	1,137	39,784
United Natural Foods, Inc. (a)	900	38,907
Village Super Market, Inc.	2,129	56,418
		135,109
Food Products - 0.79%
Cal-Maine Foods, Inc.	1,489	54,795
Omega Protein Corp.	805	16,140
Sanderson Farms, Inc.	785	81,515
		152,450
Personal Products - 0.87%
Medifast, Inc.	505	22,407
Natural Health Trends Corp.	1,395	40,316
Nature's Sunshine Products, Inc.	3,023	30,230
Nu Skin Enterprises, Inc.	357	19,828
Nutraceutical International Corp.	592	18,441
USANA Health Sciences, Inc. (a)	654	37,670
		168,892
Tobacco - 0.50%
Turning Point Brands, Inc. (a)	2,536	39,562
Universal Corp.	821	58,085
		97,647
TOTAL CONSUMER STAPLES		554,098

ENERGY - 6.78%
Energy Equipment & Services - 2.24%
Diamond Offshore Drilling, Inc. (a)	2,371	39,619
Dril-Quip, Inc. (a)	1,260	68,733
Frank's International NV	7,680	81,178
Matrix Service Company (a)	3,674	60,621
McDermott International, Inc. (a)	9,863	66,575
Oceaneering International, Inc.	2,246	60,822
SEACOR Holdings, Inc. (a)	813	56,251
		433,799
Oil, Gas & Consumable Fuels - 4.54%
Alon USA Energy, Inc.	1,491	18,175
Alon USA Partners LP	7,828	71,704
BP Prudhoe Bay Royalty Trust	3,727	74,913
Cobalt International Energy, Inc. (a)	50,103	26,725
CVR Energy, Inc.	3,308	66,425
CVR Refining LP (a)	6,691	63,230
Delek US Holdings, Inc.	1,492	36,211
DHT Holdings, Inc.	7,861	35,139
Green Plains, Inc.	821	20,320
International Seaways, Inc. (a)	3,824	73,115
Kosmos Energy Ltd. (a)	15,124	100,725
Pacific Ethanol, Inc. (a)	2,700	18,495
Renewable Energy Group, Inc. (a)	8,857	92,556
REX American Resources Corp. (a)	909	82,255
Teekay Tankers Ltd.	17,541	35,959
Western Refining, Inc.	1,794	62,916
		878,863
TOTAL ENERGY		1,312,662

FINANCIALS - 32.36%
Banks - 18.20%
Access National Corp.	851	25,547
American National Bankshares, Inc.	1,077	40,118
American River Bankshares	3,754	55,634
Ames National Corp.	1,168	35,741
Associated Banc-Corp	3,459	84,399
Auburn National Bancorporation, Inc.	1,720	56,863
The Bancorp, Inc. (a)	15,151	77,270
Bank of Commerce Holdings	3,662	39,183
Bank of Marin Bancorp	867	55,791
The Bank of NT Butterfield & Son Ltd.	1,774	56,608
Bar Harbor Bankshares	726	24,016

BCB Bancorp, Inc.	3,508	58,408
Blue Hills Bancorp, Inc.	1,043	18,618
C&F Financial Corp.	1,728	80,006
Cambridge Bancorp	577	37,505
Carolina Financial Corp.	2,604	78,120
CB Financial Services, Inc.	2,612	72,614
Chemung Financial Corp.	1,517	59,922
City Holding Company	619	39,913
Codorus Valley Bancorp, Inc.	1,410	36,533
Community Trust Bancorp, Inc.	827	37,835
County Bancorp, Inc.	1,209	35,134
Enterprise Bancorp, Inc.	1,262	43,867
First BanCorp (a)	13,240	74,806
First Citizens BancShares, Inc.	172	57,684
First Financial Corp.	1,735	82,412
First Horizon National Corp.	3,284	60,754
First Internet Bancorp	1,958	57,761
First Mid-Illinois Bancshares, Inc.	582	19,695
First Northwest Bancorp (a)	3,741	57,986
First South Bancorp, Inc.	6,422	77,899
Flushing Financial Corp.	1,319	35,442
Franklin Financial Services Corp.	2,473	75,303
Hawthorn Bancshares, Inc.	845	17,492
HomeTrust Bancshares, Inc. (a)	815	19,153
Hope Bancorp, Inc.	2,009	38,513
Howard Bancorp, Inc. (a)	1,088	20,346
International Bancshares Corp.	2,340	82,835
Landmark Bancorp, Inc.	629	18,694
Live Oak Bancshares, Inc.	904	19,572
Midland States Bancorp, Inc.	577	19,843
MidSouth Bancorp, Inc.	3,937	60,236
National Bankshares, Inc.	1,489	55,912
Northeast Bancorp	3,735	56,959
Northrim BanCorp, Inc.	2,570	77,229
Norwood Financial Corp.	1,956	80,430
OFG Bancorp	6,809	80,346
Ohio Valley Banc Corp.	1,997	55,916
Orrstown Financial Services, Inc.	3,380	75,543
Parke Bancorp, Inc.	3,516	75,067
Peapack Gladstone Financial Corp.	1,305	38,615
Penns Woods Bancorp, Inc.	382	16,598
Peoples Bancorp of North Carolina, Inc.	2,037	60,499
Peoples Financial Services Corp.	929	38,832
Popular, Inc.	2,122	86,428
Premier Financial Bancorp, Inc.	4,236	89,082
Republic Bancorp, Inc.	2,302	79,166
S&T Bancorp, Inc.	567	19,618
Salisbury Bancorp, Inc.	487	18,871
Shore Bancshares, Inc.	2,352	39,302
SmartFinancial, Inc. (a)	923	19,420
State Bank Financial Corp.	1,420	37,090
Sunshine Bancorp, Inc. (a)	1,890	39,577
TCF Financial Corp.	3,490	59,400
TriCo Bancshares	1,835	65,198
Triumph Bancorp, Inc. (a)	2,853	73,607
Trustmark Corp.	2,510	79,793
United Security Bancshares (a)	5,177	37,792
West Bancorporation, Inc.	889	20,403
		3,522,764
Capital Markets - 1.94%
Ellington Financial LLC	4,794	75,889
Fifth Street Asset Management, Inc.	16,144	74,262
Manning & Napier, Inc.	6,887	39,256
Och-Ziff Capital Management Group LLC	31,410	70,987
Oppenheimer Holdings, Inc.	4,536	77,565
Waddell & Reed Financial, Inc.	2,283	38,811
		376,770
Consumer Finance - 0.31%
Nelnet, Inc.	1,372	60,176

Insurance - 6.16%
Ambac Financial Group, Inc. (a)	4,109	77,496
Aspen Insurance Holdings Ltd.	1,423	74,067
Atlas Financial Holdings, Inc. (a)	5,752	78,514
EMC Insurance Group, Inc.	2,731	76,632
Enstar Group Ltd. (a)	392	74,990
Global Indemnity Ltd. (a)	2,199	84,639
Greenlight Capital Re Ltd. (a)	3,508	77,527
Hallmark Financial Services, Inc. (a)	6,775	74,864

Horace Mann Educators Corp.	1,831	75,163
Kemper Corp.	1,459	58,214
MBIA, Inc. (a)	9,355	79,236
National Western Life Group, Inc.	247	75,128
State Auto Financial Corp.	2,747	75,405
State National Companies, Inc.	5,302	76,349
Third Point Reinsurance Ltd. (a)	4,965	60,077
United Fire Group, Inc.	1,751	74,890
		1,193,191
Mortgage Real Estate Investment Trusts - 1.53%
Altisource Residential Corp.	3,343	50,980
Ares Commercial Real Estate Corp.	2,863	38,307
Cherry Hill Mortgage Investment Corp.	992	16,953
Great Ajax Corp.	2,630	34,322
MTGE Investment Corp.	2,258	37,822
Owens Realty Mortgage, Inc.	2,158	38,412
PennyMac Mortgage Investment Trust	2,139	37,967
Resource Capital Corp.	4,189	40,927
		295,690
Thrifts & Mortgage Finance - 4.22%
Capitol Federal Financial, Inc.	1,297	18,975
Clifton Bancorp, Inc.	2,389	38,678
Dime Community Bancshares, Inc.	3,811	77,363
Entegra Financial Corp. (a)	818	19,346
ESSA Bancorp, Inc.	3,223	46,991
Flagstar Bancorp, Inc. (a)	704	19,846
Home Bancorp, Inc.	1,098	37,058
HomeStreet, Inc. (a)	2,915	81,474
Northfield Bancorp, Inc.	1,059	19,083
Oritani Financial Corp.	3,407	57,919
PennyMac Financial Services, Inc. (a)	1,870	31,884
Provident Financial Holdings, Inc.	4,177	77,901
Prudential Bancorp, Inc.	1,051	18,760
SI Financial Group, Inc.	1,345	18,897
Territorial Bancorp, Inc.	1,673	52,147
Timberland Bancorp, Inc.	2,707	60,637
TrustCo Bank Corp.	7,213	56,622
Washington Federal, Inc.	2,516	83,280
		816,861
TOTAL FINANCIALS		6,265,452

HEALTH CARE - 4.10%
Biotechnology - 0.68%
Emergent BioSolutions, Inc. (a)	1,918	55,699
Myriad Genetics, Inc. (a)	3,961	76,051
		131,750
Health Care Equipment & Supplies - 1.14%
Anika Therapeutics, Inc. (a)	1,320	57,341
Exactech, Inc. (a)	704	17,741
LivaNova PLC (a)	1,705	83,561
Meridian Bioscience, Inc.	4,416	60,941
		219,584
Health Care Providers & Services - 1.77%
Aceto Corp.	1,304	20,616
Air Methods Corp. (a)	873	37,539
The Ensign Group, Inc.	2,071	38,935
Kindred Healthcare, Inc. (a)	2,422	20,224
LHC Group, Inc. (a)	376	20,266
LifePoint Health, Inc. (a)	1,352	88,557
Magellan Health, Inc. (a)	1,165	80,443
National HealthCare Corp.	238	16,969
Surgery Partners, Inc. (a)	977	19,052
		342,601
Health Care Technology - 0.20%
Quality Systems, Inc. (a)	2,543	38,755

Pharmaceuticals - 0.31%
Lannett Company, Inc. (a)	1,854	41,437
Sucampo Pharmaceuticals, Inc. (a)	1,762	19,382
		60,819
TOTAL HEALTH CARE		793,509

INDUSTRIALS - 16.62%
Aerospace & Defense - 1.00%
Ducommun, Inc. (a)	1,400	40,306
LMI Aerospace, Inc. (a)	2,732	37,647
National Presto Industries, Inc.	577	58,969
Vectrus, Inc. (a)	2,511	56,121
		193,043
Air Freight & Logistics - 0.46%
Forward Air Corp.	279	13,272
Hub Group, Inc. (a)	391	18,142
Park-Ohio Holdings Corp.	1,606	57,736
		89,150
Building Products - 0.91%
Caesarstone Ltd. (a)	1,717	62,241
CSW Industrials, Inc. (a)	1,072	39,342
Masonite International Corp. (a)	946	74,971
		176,554
Commercial Services & Supplies - 2.92%
The Brink's Company	361	19,295
Deluxe Corp.	753	54,344
Essendant, Inc.	3,976	60,236
Herman Miller, Inc.	2,580	81,399
McGrath RentCorp	574	19,269
NL Industries, Inc. (a)	5,926	38,223
Performant Financial Corp. (a)	41,939	122,881
Pitney Bowes, Inc.	4,522	59,283
Steelcase, Inc.	790	13,233
Team, Inc. (a)	1,554	42,036
UniFirst Corp.	257	36,353
West Corp.	804	19,634
		566,186
Construction & Engineering - 1.09%
KBR, Inc.	5,110	76,803
Orion Group Holdings, Inc. (a)	2,533	18,922
Primoris Services Corp.	830	19,273
Tutor Perini Corp. (a)	3,045	96,830
		211,828
Electrical Equipment - 1.33%
Allied Motion Technologies, Inc.	2,783	55,938
Babcock & Wilcox Enterprises, Inc. (a)	8,649	80,781
Preformed Line Products Company	1,165	60,755
Thermon Group Holdings, Inc. (a)	2,878	59,978
		257,452
Machinery - 4.74%
Chart Industries, Inc. (a)	563	19,671
Columbus McKinnon Corp.	934	23,182
The Eastern Company	2,696	57,694
Graham Corp.	1,644	37,812
The Greenbrier Companies, Inc.	2,067	89,087
Hardinge, Inc.	3,169	35,620
Harsco Corp. (a)	4,079	52,007
Hurco Companies, Inc.	2,627	81,699
Hyster-Yale Materials Handling, Inc.	1,379	77,762
Kadant, Inc.	330	19,586
LB Foster Company	4,253	53,163
Luxfer Holdings PLC - ADR	3,560	43,290
Meritor, Inc. (a)	4,614	79,038
Miller Industries, Inc.	2,906	76,573
Mueller Industries, Inc.	1,135	38,851
Navistar International Corp. (a)	2,940	72,383
Supreme Industries, Inc.	1,993	40,378
Wabash National Corp.	922	19,076
		916,872
Marine - 0.36%
Matson, Inc.	2,172	68,983

Professional Services - 2.31%
Barrett Business Services, Inc.	724	39,545
CBIZ, Inc. (a)	2,847	38,577
CRA International, Inc.	536	18,937
FTI Consulting, Inc. (a)	1,429	58,832
Heidrick & Struggles International, Inc.	1,466	38,629
Hill International, Inc. (a)	3,910	16,227
Kelly Services, Inc.	874	19,106
Korn/Ferry International	2,432	76,584
Resources Connection, Inc.	3,483	58,340
RPX Corp. (a)	6,872	82,463
		447,240

Road & Rail - 0.62%
Celadon Group, Inc.	5,687	37,250
Roadrunner Transportation Systems, Inc. (a)	8,895	61,109
Saia, Inc. (a)	498	22,061
		120,420
Trading Companies & Distributors - 0.88%
Houston Wire & Cable Company (a)	5,644	38,097
Rush Enterprises, Inc. (a)	2,218	73,372
Titan Machinery, Inc. (a)	1,403	21,522
WESCO International, Inc. (a)	526	36,583
		169,574
TOTAL INDUSTRIALS		3,217,302

INFORMATION TECHNOLOGY - 9.42%
Communications Equipment - 2.06%
ClearOne, Inc.	4,470	44,253
Comtech Telecommunications Corp.	3,859	56,882
Digi International, Inc. (a)	3,115	37,069
Extreme Networks, Inc. (a)	12,233	91,870
NETGEAR, Inc. (a)	364	18,036
Plantronics, Inc.	358	19,371
Silicom Ltd.	1,221	60,647
TESSCO Technologies, Inc.	4,463	70,069
		398,197
Electronic Equipment, Instruments & Components - 2.84%
Anixter International, Inc. (a)	239	18,953
AVX Corp.	3,561	58,329
Benchmark Electronics, Inc. (a)	592	18,826
Daktronics, Inc.	2,084	19,694
ePlus, Inc. (a)	145	19,582
Insight Enterprises, Inc. (a)	1,375	56,499
Methode Electronics, Inc.	436	19,882
MTS Systems Corp.	1,083	59,619
Park Electrochemical Corp.	1,032	18,432
PC Connection, Inc.	2,221	66,163
Plexus Corp. (a)	331	19,132
ScanSource, Inc. (a)	1,350	52,988
Tech Data Corp. (a)	687	64,508
Vishay Intertechnology, Inc.	3,479	57,230
		549,837
Internet Software & Services - 0.66%
DHI Group, Inc. (a)	7,979	31,517
RetailMeNot, Inc. (a)	7,195	58,280
Travelzoo, Inc. (a)	3,984	38,446
		128,243
IT Services - 1.27%
Computer Services, Inc.	863	37,722
NeuStar, Inc. (a)	2,270	75,251
Syntel, Inc.	4,525	76,155
Virtusa Corp. (a)	1,856	56,088
		245,216
Semiconductors & Semiconductor Equipment - 2.01%
Ambarella, Inc. (a)	342	18,711
Amkor Technology, Inc. (a)	3,516	40,750
Cirrus Logic, Inc. (a)	959	58,202
Diodes, Inc. (a)	3,254	78,258
Mellanox Technologies Ltd. (a)	742	37,805
NVE Corp.	235	19,456
Photronics, Inc. (a)	3,682	39,397
Synaptics, Inc. (a)	1,554	76,939
Xcerra Corp. (a)	2,182	19,398
		388,916
Software - 0.19%
Magic Software Enterprises Ltd.	4,818	37,580

Technology Hardware, Storage & Peripherals - 0.39%
Super Micro Computer, Inc. (a)	2,979	75,518
TOTAL INFORMATION TECHNOLOGY		1,823,507

MATERIALS - 5.38%
Chemicals - 3.01%
AdvanSix, Inc. (a)	2,920	79,774
American Vanguard Corp.	4,462	74,069
Calgon Carbon Corp.	4,043	59,028
CVR Partners LP	6,341	29,486
FutureFuel Corp.	5,561	78,855
Innospec, Inc.	664	42,994
Minerals Technologies, Inc.	516	39,526
Rayonier Advanced Materials, Inc.	5,996	80,645
Terra Nitrogen Company LP	401	39,394
Trecora Resources (a)	5,237	58,131
		581,902
Construction Materials - 0.10%
United States Lime & Minerals, Inc.	247	19,508

Containers & Packaging - 0.30%
UFP Technologies, Inc. (a)	2,234	57,861

Metals & Mining - 1.20%
Century Aluminum Company (a)	2,618	33,222
Constellium NV (a)	13,526	87,919
Kaiser Aluminum Corp.	960	76,704
Real Industry, Inc. (a)	12,150	34,628
		232,473
Paper & Forest Products - 0.77%
Boise Cascade Company (a)	703	18,770
Domtar Corp.	1,494	54,561
PH Glatfelter Company	2,632	57,220
Schweitzer-Mauduit International, Inc.	452	18,722
		149,273
TOTAL MATERIALS		1,041,017

REAL ESTATE - 1.62%
Equity Real Estate Investment Trusts - 1.62%
The GEO Group, Inc.	1,631	75,629
Granite Real Estate Investment Trust	2,332	81,458
Pebblebrook Hotel Trust	2,740	80,035
Seritage Growth Properties	1,774	76,548
TOTAL REAL ESTATE		313,670

TELECOMMUNICATION SERVICES - 0.70%
Diversified Telecommunication Services - 0.29%
ATN International, Inc.	802	56,477

Wireless Telecommunication Services - 0.41%
Spok Holdings, Inc.	4,113	78,147
TOTAL TELECOMMUNICATION SERVICES		134,624

UTILITIES - 4.20%
Electric Utilities - 1.34%
ALLETE, Inc.	1,132	76,648
El Paso Electric Company	877	44,289
Otter Tail Corp.	1,530	57,987
PNM Resources, Inc.	2,192	81,103
		260,027
Gas Utilities - 1.47%
Northwest Natural Gas Company	967	57,150
ONE Gas, Inc.	844	57,054
South Jersey Industries, Inc.	1,035	36,898
Spire, Inc.	1,131	76,342
Star Gas Partners LP	6,228	57,298
		284,742
Independent Power and Renewable Electricity Producers - 0.39%
Dynegy, Inc. (a)	9,485	74,552

Multi-Utilities - 1.00%
Avista Corp.	2,044	79,818
NorthWestern Corp.	1,297	76,134
Unitil Corp.	853	38,411
		194,363
TOTAL UTILITIES		813,684

Total common stocks (Cost $17,174,920)		19,189,941
Total long-term investments (Cost $17,174,920)		19,189,941

	Principal
SHORT-TERM INVESTMENTS - 1.07%	Amount
Time Deposits - 1.07%
Australia and New Zealand Banking Group Ltd., 0.41%, 04/03/2017*	$207,418	207,418
Total short-term investments (Cost $207,418)		207,418

Total investments - 100.19% (Cost $17,382,338)		19,397,359

Liabilities in excess of other assets - (0.19)%		(37,463)

Net assets - 100.00%		$19,359,896

(a)	- Non-income producing security.
ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2017
Hotchkis & Wiley Global Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.23%	Held	Value
CONSUMER DISCRETIONARY - 8.85%
Auto Components - 2.01%
Adient PLC	881	$64,022
Magna International, Inc.	2,169	93,614
		157,636
Automobiles - 2.87%
Bayerische Motoren Werke AG (v)	1,476	116,102
General Motors Company	3,062	108,272
		224,374
Media - 1.97%
Discovery Communications, Inc. - Class A (a)	2,662	77,438
Discovery Communications, Inc. - Class C (a)	2,717	76,918
		154,356
Specialty Retail - 2.00%
Bed Bath & Beyond, Inc.	927	36,580
Office Depot, Inc.	25,751	120,128
		156,708
TOTAL CONSUMER DISCRETIONARY		693,074

CONSUMER STAPLES - 1.52%
Food & Staples Retailing - 1.52%
Tesco PLC (a) (v)	51,102	118,933
TOTAL CONSUMER STAPLES		118,933

ENERGY - 9.10%
Energy Equipment & Services - 2.17%
WorleyParsons Ltd. (a) (v)	20,217	169,954

Oil, Gas & Consumable Fuels - 6.93%
Cairn Energy PLC (a) (v)	34,017	87,269
Cobalt International Energy, Inc. (a)	38,368	20,466
Hess Corp.	696	33,554
Kosmos Energy Ltd. (a)	11,502	76,603
Marathon Oil Corp.	7,212	113,950
Ophir Energy PLC (a) (v)	123,496	133,487
Rockhopper Exploration PLC (a) (v)	172,332	45,424
Whiting Petroleum Corp. (a)	3,403	32,192
		542,945
TOTAL ENERGY		712,899

FINANCIALS - 27.10%
Banks - 14.44%
Bank of America Corp.	6,700	158,053
Barclays PLC (v)	85,053	240,086
Citigroup, Inc.	4,620	276,368
JPMorgan Chase & Company	442	38,825
Popular, Inc.	1,682	68,508
Societe Generale SA (v)	2,037	103,206
Standard Chartered PLC (a) (v)	8,620	82,449
Wells Fargo & Company	2,930	163,084
		1,130,579
Capital Markets - 1.45%
Credit Suisse Group AG (a) (v)	7,641	113,687

Consumer Finance - 1.67%
Capital One Financial Corp.	857	74,268
Santander Consumer USA Holdings, Inc. (a)	4,254	56,663
		130,931
Insurance - 9.54%
American International Group, Inc.	6,417	400,613
Willis Towers Watson PLC	1,043	136,518
Zurich Insurance Group AG (v)	786	209,753
		746,884
TOTAL FINANCIALS		2,122,081

HEALTH CARE - 7.13%
Health Care Providers & Services - 2.05%
Anthem, Inc.	970	160,419

Pharmaceuticals - 5.08%
GlaxoSmithKline PLC - ADR	3,319	139,929
KYORIN Holdings, Inc. (v)	3,300	69,821
Sanofi (v)	2,080	188,023
		397,773
TOTAL HEALTH CARE		558,192

INDUSTRIALS - 21.34%
Aerospace & Defense - 4.38%
BAE Systems PLC (v)	28,435	228,850
Embraer SA - ADR	5,173	114,220
		343,070

Air Freight & Logistics - 2.93%
Royal Mail PLC (v)		43,078	229,435

Airlines - 2.63%
WestJet Airlines Ltd.		12,023	206,132

Construction & Engineering - 0.59%
Bouygues SA (v)		1,125	45,725

Industrial Conglomerates - 1.92%
Koninklijke Philips NV (v)		4,689	150,631

Machinery - 8.89%
CNH Industrial NV		12,585	121,320
Cummins, Inc.		1,269	191,873
Danieli & C Officine Meccaniche SpA		18,848	312,263
Navistar International Corp. (a)		2,884	71,004
			696,460
TOTAL INDUSTRIALS			1,671,453

INFORMATION TECHNOLOGY - 18.12%
Communications Equipment - 4.64%
ARRIS International PLC (a)		6,088	161,028
Telefonaktiebolaget LM Ericsson - ADR		30,438	202,108
			363,136
Electronic Equipment, Instruments & Components - 2.73%
Corning, Inc.		5,668	153,036
Nippon Electric Glass Company Ltd. (v)		10,000	60,577
			213,613
Semiconductors & Semiconductor Equipment - 0.48%
Marvell Technology Group Ltd.		2,464	37,600

Software - 5.08%
Microsoft Corp.		2,887	190,138
Oracle Corp.		4,658	207,793
			397,931
Technology Hardware, Storage & Peripherals - 5.19%
Hewlett Packard Enterprise Company		17,157	406,621
TOTAL INFORMATION TECHNOLOGY			1,418,901

REAL ESTATE - 0.50%
Equity Real Estate Investment Trusts - 0.50%
Seritage Growth Properties		908	39,180
TOTAL REAL ESTATE			39,180

TELECOMMUNICATION SERVICES - 2.72%
Wireless Telecommunication Services - 2.72%
Orange Belgium SA (a) (v)		1,640	35,016
Vodafone Group PLC - ADR		6,734	177,980
TOTAL TELECOMMUNICATION SERVICES			212,996

UTILITIES - 2.85%
Independent Power and Renewable Electricity Producers - 2.85%
Calpine Corp. (a)		17,029	188,170
NRG Energy, Inc.		1,850	34,595
TOTAL UTILITIES			222,765

Total common stocks (Cost $7,168,713)			7,770,474
Total long-term investments (Cost $7,168,713)			7,770,474
	Principal
SHORT-TERM INVESTMENTS - 0.80%	Amount
Time Deposits - 0.80%
Brown Brothers Harriman & Co., 0.05%, 04/03/2017*	CAD	1,431	$1,076
Brown Brothers Harriman & Co., -0.27%, 04/03/2017*	JPY	67,748	609
BNP Paribas, 0.41%, 04/03/2017*		$61,282	61,282
Total short-term investments (Cost $62,967)			62,967

Total investments - 100.03% (Cost $7,231,680)			7,833,441

Liabilities in excess of other assets - (0.03)%			(2,329)

Net assets - 100.00%			$7,831,112

(a)	- Non-income producing security.
(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $2,428,428, which represented 31.01% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2017
Hotchkis & Wiley International Value Fund (Unaudited)

	Shares
COMMON STOCKS - 96.95%	Held	Value
CONSUMER DISCRETIONARY - 6.63%
Auto Components - 2.87%
Adient PLC	429	$31,175
Magna International, Inc.	798	34,442
		65,617
Automobiles - 2.03%
Bayerische Motoren Werke AG (v)	399	31,385
Honda Motor Company Ltd. (v)	500	15,095
		46,480
Media - 0.58%
RTL Group SA (v)	166	13,307

Specialty Retail - 1.15%
Kingfisher PLC (v)	3,895	15,937
Pendragon PLC	23,455	10,285
		26,222
TOTAL CONSUMER DISCRETIONARY		151,626

CONSUMER STAPLES - 2.84%
Food & Staples Retailing - 2.84%
Tesco PLC (a) (v)	27,839	64,791
TOTAL CONSUMER STAPLES		64,791

ENERGY - 7.32%
Energy Equipment & Services - 2.93%
WorleyParsons Ltd. (a) (v)	7,966	66,966

Oil, Gas & Consumable Fuels - 4.39%
Cairn Energy PLC (a) (v)	9,036	23,181
Kosmos Energy Ltd. (a)	5,306	35,338
Ophir Energy PLC (a) (v)	32,888	35,549
Rockhopper Exploration PLC (a) (v)	23,249	6,128
		100,196
TOTAL ENERGY		167,162

FINANCIALS - 27.20%
Banks - 9.74%
Barclays PLC (v)	31,128	87,868
BNP Paribas SA (v)	363	24,156
ING Groep NV (v)	1,777	26,840
Societe Generale SA (v)	1,148	58,164
Standard Chartered PLC (a) (v)	2,676	25,596
		222,624
Capital Markets - 2.78%
Credit Suisse Group AG (a) (v)	4,277	63,636

Insurance - 14.68%
Enstar Group Ltd. (a)	347	66,381
Global Indemnity Ltd. (a)	2,069	79,636
RSA Insurance Group PLC (v)	2,767	20,321
Willis Towers Watson PLC	530	69,372
Zurich Insurance Group AG (v)	374	99,806
		335,516
TOTAL FINANCIALS		621,776

HEALTH CARE - 8.50%
Health Care Equipment & Supplies - 2.52%
Draegerwerk AG & Company KGaA (v)	123	57,602

Pharmaceuticals - 5.98%
GlaxoSmithKline PLC (v)	2,360	49,071
KYORIN Holdings, Inc. (v)	900	19,042
Sanofi (v)	759	68,610
		136,723
TOTAL HEALTH CARE		194,325

INDUSTRIALS - 27.17%
Aerospace & Defense - 5.81%
BAE Systems PLC (v)	12,197	98,164
Embraer SA - ADR	1,573	34,732
		132,896
Air Freight & Logistics - 3.39%
Royal Mail PLC (v)	14,535	77,414

Airlines - 3.53%
WestJet Airlines Ltd.	4,707	80,700

Building Products - 1.53%
Masonite International Corp. (a)	440	34,870

Construction & Engineering - 1.64%
Bouygues SA (v)	924	37,556

Electrical Equipment - 0.76%
Eaton Corp. PLC	233	17,277

Industrial Conglomerates - 3.53%
Koninklijke Philips NV (v)	2,511	80,665

Machinery - 6.82%
CNH Industrial NV	3,742	36,073
Danieli & C Officine Meccaniche SpA	6,060	100,399
KSB AG (v)	47	19,386
		155,858
Professional Services - 0.16%
Hudson Global, Inc. (a)	2,987	3,764
TOTAL INDUSTRIALS		621,000

INFORMATION TECHNOLOGY - 12.18%
Communications Equipment - 7.38%
ARRIS International PLC (a)	3,078	81,413
Telefonaktiebolaget LM Ericsson - ADR	2,640	17,530
Telefonaktiebolaget LM Ericsson (v)	10,454	69,794
		168,737
Electronic Equipment, Instruments & Components - 3.80%
Hitachi Ltd. (v)	4,000	21,719
Nippon Electric Glass Company Ltd. (v)	5,000	30,288
TE Connectivity Ltd.	466	34,740
		86,747
Semiconductors & Semiconductor Equipment - 1.00%
Marvell Technology Group Ltd.	1,498	22,859
TOTAL INFORMATION TECHNOLOGY		278,343

MATERIALS - 1.92%
Chemicals - 1.92%
Tikkurila Oyj (v)	2,165	43,891
TOTAL MATERIALS		43,891

TELECOMMUNICATION SERVICES - 3.19%
Wireless Telecommunication Services - 3.19%
Orange Belgium SA (a) (v)	771	16,462
Vodafone Group PLC (v)	21,648	56,414
TOTAL TELECOMMUNICATION SERVICES		72,876

Total common stocks (Cost $2,004,256)		2,215,790
Total long-term investments (Cost $2,004,256)		2,215,790
	Principal
SHORT-TERM INVESTMENTS - 5.14%	Amount
Time Deposits - 5.14%
Australia and New Zealand Banking Group Ltd., 0.41%, 04/03/2017*	$117,448	117,448
Total short-term investments (Cost $117,448)		117,448

Total investments - 102.09% (Cost $2,121,704)		2,333,238

Liabilities in excess of other assets - (2.09)%		(47,659)

Net assets - 100.00%		$2,285,579

(a)	- Non-income producing security.
(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $1,424,804, which represented 62.34% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2017
Hotchkis & Wiley Value Opportunities Fund (Unaudited)

	Shares
COMMON STOCKS - 91.44%	Held	Value
CONSUMER DISCRETIONARY - 12.57%
Auto Components - 0.51%
Magna International, Inc.	60,400	$2,606,864

Automobiles - 1.68%
General Motors Company	244,500	8,645,520

Household Durables - 1.03%
TRI Pointe Group, Inc. (a)	425,200	5,332,008

Media - 5.00%
Discovery Communications, Inc. - Class A (a)	506,700	14,739,903
Discovery Communications, Inc. - Class C (a)	389,900	11,038,069
		25,777,972
Specialty Retail - 3.90%
Bed Bath & Beyond, Inc.	275,900	10,887,014
Office Depot, Inc. (c)	1,974,900	9,212,908
		20,099,922
Textiles, Apparel & Luxury Goods - 0.45%
JG Boswell Company	3,401	2,353,492
TOTAL CONSUMER DISCRETIONARY		64,815,778

CONSUMER STAPLES - 0.74%
Food & Staples Retailing - 0.74%
Tesco PLC (a) (v)	1,644,500	3,827,341
TOTAL CONSUMER STAPLES		3,827,341

ENERGY - 5.55%
Energy Equipment & Services - 1.86%
WorleyParsons Ltd. (a) (c) (v)	1,136,500	9,553,948

Oil, Gas & Consumable Fuels - 3.69%
Cairn Energy PLC (a) (v)	1,327,500	3,405,643
Cobalt International Energy, Inc. (a)	953,775	508,744
Comstock Resources, Inc. (a) (l)	5,908	54,531
Energy XXI Gulf Coast, Inc. (a)	328,066	9,832,138
InterOil Corp. - Escrow (a) (f)	150,200	627,836
Ophir Energy PLC (a) (v)	3,788,500	4,095,002
Rockhopper Exploration PLC (a) (v)	1,919,100	505,843
		19,029,737
TOTAL ENERGY		28,583,685

FINANCIALS - 28.92%
Banks - 16.12%
Bank of America Corp. (c)	906,100	21,374,899
Barclays PLC - ADR	228,000	2,562,720
Citigroup, Inc. (c)	432,300	25,860,186
JPMorgan Chase & Company (c)	97,900	8,599,536
Wells Fargo & Company	443,600	24,690,776
		83,088,117
Capital Markets - 2.72%
The Goldman Sachs Group, Inc.	21,200	4,870,064
Motors Liquidation Company GUC Trust (a)	1,048,100	9,170,875
		14,040,939
Consumer Finance - 0.70%
Capital One Financial Corp.	41,500	3,596,390

Insurance - 9.38%
American International Group, Inc. (c)	487,200	30,415,896
Global Indemnity Ltd. (a)	94,800	3,648,852
Zurich Insurance Group AG (v)	53,500	14,277,047
		48,341,795
TOTAL FINANCIALS		149,067,241

HEALTH CARE - 1.51%
Health Care Providers & Services - 1.51%
Hanger, Inc. (a)	584,700	7,799,898
TOTAL HEALTH CARE		7,799,898

INDUSTRIALS - 11.56%
Air Freight & Logistics - 3.34%
Royal Mail PLC (c) (v)	3,230,400	17,205,204

Airlines - 2.55%
WestJet Airlines Ltd.	766,800	13,146,625

Building Products - 0.37%
Masonite International Corp. (a)	24,000	1,902,000

Machinery - 5.18%
Danieli & C Officine Meccaniche SpA (c)	947,000	15,689,379
EnPro Industries, Inc.	123,300	8,774,028
KSB AG (c) (v)	5,473	2,257,492
		26,720,899
Professional Services - 0.12%
Hudson Global, Inc. (a)	481,700	606,942
TOTAL INDUSTRIALS		59,581,670

INFORMATION TECHNOLOGY - 25.70%
Communications Equipment - 7.15%
ARRIS International PLC (a)	665,800	17,610,410
Telefonaktiebolaget LM Ericsson - ADR	2,899,800	19,254,672
		36,865,082
Electronic Equipment, Instruments & Components - 1.65%
Corning, Inc. (c)	190,000	5,130,000
Nippon Electric Glass Company Ltd. (v)	558,000	3,380,192
		8,510,192
Software - 8.60%
Microsoft Corp. (c)	348,900	22,978,554
Oracle Corp. (c)	478,800	21,359,268
		44,337,822
Technology Hardware, Storage & Peripherals - 8.30%
Hewlett Packard Enterprise Company	1,803,600	42,745,320
TOTAL INFORMATION TECHNOLOGY		132,458,416

MATERIALS - 0.46%
Metals & Mining - 0.46%
GHW Holdco LLC (Acquired 10/28/2016, Cost $45,000) (a) (f) (i) (m)	2	45,000
Horsehead Holding LLC (a) (f) (i)	4,688	1,195,118
Real Industry, Inc. (a)	389,782	1,110,879
TOTAL MATERIALS		2,350,997

REAL ESTATE - 2.55%
Equity Real Estate Investment Trusts - 2.55%
Seritage Growth Properties (l)	304,100	13,121,915
TOTAL REAL ESTATE		13,121,915

TELECOMMUNICATION SERVICES - 1.88%
Wireless Telecommunication Services - 1.88%
Vodafone Group PLC - ADR	366,000	9,673,380
TOTAL TELECOMMUNICATION SERVICES		9,673,380

Total common stocks (Cost $433,350,256)		471,280,321

INVESTMENT COMPANIES - 0.21%
Closed-End Funds - 0.21%
Boulder Growth & Income Fund, Inc.	118,292	1,100,116
Total investment companies (Cost $649,324)		1,100,116

PREFERRED STOCKS - 0.31%
FINANCIALS - 0.31%
Thrifts & Mortgage Finance - 0.31%
Federal Home Loan Mortgage Corp. - Series K (a)	33,900	339,678
Federal Home Loan Mortgage Corp. - Series N (a)	118,600	1,068,586
Federal Home Loan Mortgage Corp. - Series S (a)	18,700	187,935
TOTAL FINANCIALS		1,596,199

Total preferred stocks (Cost $274,261)		1,596,199

CORPORATE BONDS - 4.84%	Principal
ENERGY - 3.40%	Amount
Energy Equipment & Services - 0.00%
Vantage Drilling International - Escrow
7.500%, 11/01/2019 (a) (f) (i)	$12,000,000	0

Oil, Gas & Consumable Fuels - 3.40%
Cobalt International Energy, Inc.
7.750%, 12/01/2023 (r)	708,000	357,540
10.750%, 12/01/2021 (l) (r)	15,896,000	15,101,200
GasLog Ltd.
8.875%, 03/22/2022	2,000,000	2,035,000
		17,493,740
TOTAL ENERGY		17,493,740

MATERIALS - 1.44%
Chemicals - 1.34%
Iracore International Holdings, Inc.
9.500%, 06/01/2018 (Acquired 11/12/2014 - 03/31/2017, Cost $21,341,280) (d) (i) (r)	27,569,000	6,892,250
Metals & Mining - 0.10%
New Day Aluminum LLC
10.000%, 10/28/2020 (Acquired 10/28/2016 - 3/31/2017, Cost $212,234) (f) (i) (m) (p)	1,027,940	145,968
10.000%, 10/28/2020 (Acquired 10/28/2016 - 3/31/2017, Cost $522,214) (f) (i) (m) (p)	2,765,594	392,714
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019 (d) (f) (i)	41,000	0
		538,682
TOTAL MATERIALS		7,430,932
Total corporate bonds (Cost $40,010,428)		24,924,672

TERM LOANS - 0.94%
ENERGY - 0.79%
Oil, Gas & Consumable Fuels - 0.79%
Lonestar Resources America, Inc.
12.000%, 12/31/2021 (i) (p)	4,000,000	4,090,000
TOTAL ENERGY		4,090,000

MATERIALS - 0.15%
Metals & Mining - 0.15%
New Day Aluminum LLC
8.000%, 10/28/2017 (Acquired 10/28/2016, Cost $768,000) (f) (i) (m)	768,000	768,000
TOTAL MATERIALS		768,000
Total term loans (Cost $4,454,399)		4,858,000

RIGHTS - 0.00%	Shares
ENERGY - 0.00%	Held
Oil, Gas & Consumable Fuels - 0.00%
Etablissements Maurel et Prom (a) (f)	274,200	0
TOTAL ENERGY		0
Total rights (Cost $0)		0

WARRANTS - 0.61%
CONSUMER DISCRETIONARY - 0.61%
Automobiles - 0.12%
General Motors Company (a)
Expiration: July 2019, Exercise Price: $18.33	33,866	606,201
TOTAL CONSUMER DISCRETIONARY		606,201

ENERGY - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Lonestar Resources America, Inc. (a) (f) (i)
Expiration: December 2021, Exercise Price: $5.00		80,000	4,800
TOTAL ENERGY			4,800

FINANCIALS - 0.49%
Insurance - 0.49%
American International Group, Inc. (a)
Expiration: January 2021, Exercise Price: $44.43		117,400	2,508,838
TOTAL FINANCIALS			2,508,838
Total warrants (Cost $1,745,022)			3,119,839
Total long-term investments (Cost $480,483,690)			506,879,147

COLLATERAL FOR SECURITIES ON LOAN - 4.16%
Money Market Funds - 4.16%
Invesco Government & Agency Portfolio - Institutional Class, 0.61%^		21,418,803	21,418,803
Total collateral for securities on loan (Cost $21,418,803)			21,418,803
	Principal
SHORT-TERM INVESTMENTS - 1.14%	Amount
Time Deposits - 1.14%
BNP Paribas, 0.41%, 04/03/2017*		$5,793,929	5,793,929
Brown Brothers Harriman & Co., 0.47%, 04/03/2017*	AUD	16	13
Brown Brothers Harriman & Co., 0.05%, 04/03/2017*	GBP	27	34
Brown Brothers Harriman & Co., -0.27%, 04/03/2017*	JPY	3,780,366	33,956
Royal Bank of Canada, 0.05%, 04/03/2017*	CAD	85,073	63,972
Total short-term investments (Cost $5,891,902)			5,891,904

Total investments - 103.65% (Cost $507,794,395)			534,189,854

Liabilities in excess of other assets - (3.65)%			(18,793,303)

Net assets - 100.00%			$515,396,551

(a)	- Non-income producing security.
(c)	- All or a portion of this security is segregated as collateral.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(f)
 - Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees. The total market value of these securities was $3,179,436, which represented 0.62% of net assets.  See Security Valuation below.

(i)	- Illiquid security.
(l)
 - All or a portion of this security is on loan.  The total market value of securities on loan was $20,968,455.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(m)
 - Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $1,351,682, which represented 0.26% of net assets.

(p)	- Payment in-kind security.
(r)
 - Restricted security under Rule 144A of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $22,350,990, which represented 4.34% of net assets.

(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $58,507,712, which represented 11.35% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
AUD	- Australian Dollars
CAD	- Canadian Dollars
GBP	- British Pounds
JPY	- Japanese Yen
^	- Rate shown is the 7-day yield as of March 31, 2017.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2017
Hotchkis & Wiley Capital Income Fund (Unaudited)

	Shares
COMMON STOCKS - 57.44%	Held	Value
CONSUMER DISCRETIONARY - 4.78%
Auto Components - 0.71%
Adient PLC	1,840	$133,713
Magna International, Inc.	3,581	154,556
		288,269
Automobiles - 0.98%
General Motors Company	7,019	248,192
General Motors Company - Escrow (a) (f) (i)	4,600	0
Honda Motor Company Ltd. - ADR	5,000	151,300
		399,492
Media - 1.16%
Discovery Communications, Inc. - Class A (a)	4,041	117,553
Discovery Communications, Inc. - Class C (a)	12,454	352,572
		470,125
Specialty Retail - 1.59%
Bed Bath & Beyond, Inc.	3,787	149,435
Office Depot, Inc.	106,584	497,215
		646,650
Textiles, Apparel & Luxury Goods - 0.34%
Quiksilver, Inc. (a) (f) (i)	6,960	139,339
Quiksilver, Inc. - Escrow (a) (f) (i)	64,000	0
		139,339
TOTAL CONSUMER DISCRETIONARY		1,943,875

CONSUMER STAPLES - 0.28%
Food & Staples Retailing - 0.28%
Tesco PLC - ADR (a)	16,094	112,176
TOTAL CONSUMER STAPLES		112,176

ENERGY - 7.42%
Energy Equipment & Services - 1.15%
WorleyParsons Ltd. (a) (v)	55,679	468,064

Oil, Gas & Consumable Fuels - 6.27%
BowLeven PLC (a)	851,278	389,296
Cairn Energy PLC - ADR (a)	36,930	190,374
Cobalt International Energy, Inc. (a)	168,096	89,662
Comstock Resources, Inc. (a)	432	3,987
Energy XXI Gulf Coast, Inc. (a)	16,162	484,375
Hess Corp.	818	39,436
Kosmos Energy Ltd. (a)	73,531	489,717
Marathon Oil Corp.	6,044	95,495
Murphy Oil Corp.	3,239	92,603
Ophir Energy PLC - ADR (a)	200,116	431,650
PetroQuest Energy, Inc. (a)	1,984	5,436
Warren Resources, Inc. (a) (f) (i)	1,559	2,156
Whiting Petroleum Corp. (a)	24,821	234,807
		2,548,994
TOTAL ENERGY		3,017,058

FINANCIALS - 14.98%
Banks - 7.23%
Bank of America Corp.	17,263	407,234
Barclays PLC - ADR	49,740	559,078
Citigroup, Inc.	13,085	782,744
Citizens Financial Group, Inc.	5,810	200,736
Popular, Inc.	16,205	660,029
Societe Generale SA - ADR	10,192	102,837
Wells Fargo & Company	4,096	227,983
		2,940,641
Capital Markets - 1.78%
Credit Suisse Group AG - ADR (a)	10,188	151,190
Fifth Street Asset Management, Inc.	65,744	302,422
Motors Liquidation Company GUC Trust (a)	30,637	268,074
		721,686
Consumer Finance - 0.77%
Capital One Financial Corp.	2,479	214,830
Santander Consumer USA Holdings, Inc. (a)	7,459	99,354
		314,184
Insurance - 5.20%
American International Group, Inc. (c)	17,752	1,108,258
Global Indemnity Ltd. (a)	5,561	214,043
Willis Towers Watson PLC	2,002	262,042
Zurich Insurance Group AG - ADR	19,944	531,906
		2,116,249
TOTAL FINANCIALS		6,092,760

HEALTH CARE - 3.07%
Health Care Providers & Services - 0.80%
Anthem, Inc.	1,974	326,460

Pharmaceuticals - 2.27%
GlaxoSmithKline PLC - ADR	9,037	381,000
KYORIN Holdings, Inc. (v)	6,700	141,758
Sanofi - ADR	8,813	398,788
		921,546
TOTAL HEALTH CARE		1,248,006

INDUSTRIALS - 11.34%
Aerospace & Defense - 2.07%
BAE Systems PLC - ADR	22,503	730,448
Embraer SA - ADR	4,989	110,157
		840,605
Air Freight & Logistics - 2.00%
Royal Mail PLC - ADR	75,514	813,286

Airlines - 1.42%
WestJet Airlines Ltd.	33,664	577,162

Commercial Services & Supplies - 0.44%
LSC Communications, Inc.	7,150	179,894

Industrial Conglomerates - 1.76%
Koninklijke Philips NV	22,330	717,016

Machinery - 3.55%
CNH Industrial NV	11,366	109,568
Cummins, Inc.	3,258	492,610
Danieli & C Officine Meccaniche SpA - ADR	50,984	839,196
		1,441,374
Professional Services - 0.10%
Hudson Global, Inc. (a)	32,053	40,387
TOTAL INDUSTRIALS		4,609,724

INFORMATION TECHNOLOGY - 10.39%
Communications Equipment - 3.11%
ARRIS International PLC (a)	24,248	641,361
Telefonaktiebolaget LM Ericsson - ADR	93,780	622,699
		1,264,060
Electronic Equipment, Instruments & Components - 1.23%
Corning, Inc. (c)	12,226	330,102
Nippon Electric Glass Company Ltd. (v)	28,000	169,615
		499,717
Semiconductors & Semiconductor Equipment - 0.27%
Marvell Technology Group Ltd.	7,209	110,009

Software - 2.94%
Microsoft Corp. (c)	6,803	448,046
Oracle Corp.	16,791	749,046
		1,197,092
Technology Hardware, Storage & Peripherals - 2.84%
Hewlett Packard Enterprise Company	48,652	1,153,052
TOTAL INFORMATION TECHNOLOGY		4,223,930

MATERIALS - 0.54%
Metals & Mining - 0.54%
Horsehead Holding LLC (a) (f) (i)	860	219,241
TOTAL MATERIALS		219,241

REAL ESTATE - 1.78%
Equity Real Estate Investment Trusts - 1.78%
The GEO Group, Inc. (c)	6,131	284,294
Granite Real Estate Investment Trust	6,023	210,383
Seritage Growth Properties	5,330	229,990
TOTAL REAL ESTATE		724,667

TELECOMMUNICATION SERVICES - 1.66%
Wireless Telecommunication Services - 1.66%
Vodafone Group PLC - ADR (c)	25,511	674,256
TOTAL TELECOMMUNICATION SERVICES		674,256

UTILITIES - 1.20%
Independent Power and Renewable Electricity Producers - 1.20%
Calpine Corp. (a)	38,554	426,022
NRG Energy, Inc.	3,392	63,430
TOTAL UTILITIES		489,452
Total common stocks (Cost $20,849,557)		23,355,145

PREFERRED STOCKS - 0.64%
CONSUMER STAPLES - 0.17%
Food Products - 0.17%
Pinnacle Agriculture Enterprises LLC (a) (f) (i) (m)	94,387	69,846
TOTAL CONSUMER STAPLES		69,846

FINANCIALS - 0.47%
Banks - 0.47%
Countrywide Capital V, 7.000%	2,710	69,891
Royal Bank of Scotland Group PLC, 6.600%	4,790	121,426
TOTAL FINANCIALS		191,317
Total preferred stocks (Cost $259,847)		261,163

	Principal
CORPORATE BONDS - 37.32%	Amount
CONSUMER DISCRETIONARY - 6.41%
Auto Components - 0.22%
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (r)	$93,000	91,489

Diversified Consumer Services - 0.28%
Sotheby's
5.250%, 10/01/2022 (r)	111,000	112,943

Hotels, Restaurants & Leisure - 1.53%
Jacobs Entertainment, Inc.
7.875%, 02/01/2024 (r)	80,000	82,500
KFC Holding Company / Pizza Hut Holdings LLC / Taco Bell of America LLC
5.250%, 06/01/2026 (r)	64,000	65,280
MGM Resorts International
7.750%, 03/15/2022 (c)	36,000	41,603
National CineMedia LLC
5.750%, 08/15/2026	85,000	86,444
Penn National Gaming, Inc.
5.625%, 01/15/2027 (r)	95,000	94,525
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp.
6.125%, 08/15/2021 (r)	84,000	85,680
Ruby Tuesday, Inc.
7.625%, 05/15/2020	105,000	102,374
Wynn Macau Ltd.
5.250%, 10/15/2021 (r)	61,000	62,373
		620,779
Household Durables - 0.50%
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023	210,000	204,750

Leisure Products - 0.75%
Apex Tool Group LLC
7.000%, 02/01/2021 (r)	121,000	110,109
Silversea Cruise Finance Ltd.
7.250%, 02/01/2025 (r)	95,000	100,463
Vista Outdoor, Inc.
5.875%, 10/01/2023	95,000	92,863
		303,435
Media - 2.56%
Altice Luxembourg SA
7.625%, 02/15/2025 (r)	139,000	147,427
CCO Holdings LLC / CCO Holdings Capital Corp.
5.750%, 02/15/2026 (r)	110,000	115,775
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (r)	169,000	164,985
MDC Partners, Inc.
6.500%, 05/01/2024 (r)	122,000	116,968
SFR Group SA
6.000%, 05/15/2022 (r)	63,000	65,520
Townsquare Media, Inc.
6.500%, 04/01/2023 (r)	134,000	134,335
Virgin Media Finance PLC
6.375%, 04/15/2023 (r)	129,000	135,128
VTR Finance BV
6.875%, 01/15/2024 (r)	154,000	160,545
		1,040,683
Multiline Retail - 0.23%
JC Penney Corp., Inc.
5.875%, 07/01/2023 (r)	94,000	94,235

Specialty Retail - 0.34%
PetSmart, Inc.
7.125%, 03/15/2023 (r)	144,000	137,160
TOTAL CONSUMER DISCRETIONARY		2,605,474

CONSUMER STAPLES - 1.59%
Food Products - 0.74%
AdvancePierre Foods Holdings, Inc.
5.500%, 12/15/2024 (r)	5,000	5,069
Pinnacle Operating Corp.
9.000%, 05/15/2023 (Acquired 03/10/2017, Cost $110,115) (i) (r)	135,500	135,499
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (r)	70,000	73,675
Wells Enterprises, Inc.
6.750%, 02/01/2020 (r)	85,000	87,763
		302,006

Household Products - 0.85%
American Greetings Corp.
7.875%, 02/15/2025 (r)	135,000	142,088
Central Garden & Pet Company
6.125%, 11/15/2023	57,000	60,420
FGI Operating Company LLC / FGI Finance, Inc.
7.875%, 05/01/2020 (i)	200,000	141,000
		343,508
TOTAL CONSUMER STAPLES		645,514

ENERGY - 9.42%
Energy Equipment & Services - 2.99%
Atwood Oceanics, Inc.
6.500%, 02/01/2020	97,000	87,906
Bellatrix Exploration Ltd.
8.500%, 05/15/2020 (Acquired 05/15/2015 - 02/22/2017, Cost $131,630) (i) (r)	140,000	133,350
Exterran Energy Solutions LP / EES Finance Corp.
8.125%, 05/01/2025 (r)	14,000	14,315
Globe Luxembourg SCA
9.625%, 05/01/2018 (r)	169,000	178,168
KCA Deutag UK Finance PLC
9.875%, 04/01/2022 (e) (r)	100,000	102,625
McDermott International, Inc.
8.000%, 05/01/2021 (r)	219,000	224,475
PHI, Inc.
5.250%, 03/15/2019	129,000	122,550
Shelf Drilling Holdings Ltd.
9.500%, 11/02/2020 (r)	105,996	99,901
Transocean, Inc.
9.000%, 07/15/2023 (r)	109,000	116,903
Unit Corp.
6.625%, 05/15/2021	135,000	133,650
Vantage Drilling International - Escrow
7.500%, 11/01/2019 (a) (f) (i)	2,000	0
7.125%, 04/01/2023 (a) (f) (i)	208,000	0
		1,213,843
Oil, Gas & Consumable Fuels - 6.43%
American Midstream Partners LP / American Midstream Finance Corp.
8.500%, 12/15/2021 (r)	85,000	87,125
Callon Petroleum Company
6.125%, 10/01/2024 (r)	80,000	83,600
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.500%, 04/15/2021	122,000	103,853
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025 (r)	75,000	78,469
Cobalt International Energy, Inc.
10.750%, 12/01/2021 (r)	249,000	236,550
Comstock Resources, Inc.
10.000%, 03/15/2020 (p)	132,000	132,660
GasLog Ltd.
8.875%, 03/22/2022	95,000	96,663
Gulfport Energy Corp.
6.000%, 10/15/2024 (r)	75,000	73,125
Holly Energy Partners LP / Holly Energy Finance Corp.
6.000%, 08/01/2024 (r)	83,000	87,358
Kosmos Energy Ltd.
7.875%, 08/01/2021 (r)	315,000	318,936
Lonestar Resources America, Inc.
8.750%, 04/15/2019 (Acquired 09/01/2015 - 09/02/2015, Cost $484,130) (i) (r)	600,000	510,000
Murphy Oil Corp.
6.875%, 08/15/2024	140,000	148,750
Niska Gas Storage Ltd. / Niska Gas Storage Canada Finance Corp.
6.500%, 04/01/2019	115,000	116,150
PBF Holding Company LLC / PBF Finance Corp.
8.250%, 02/15/2020	90,000	92,025
PBF Logistics LP / PBF Logistics Finance Corp.
6.875%, 05/15/2023	140,000	142,450
PetroQuest Energy, Inc.
10.000%, 02/15/2021 (Acquired 06/28/2013 - 02/15/2017, Cost $107,814) (i) (p) (r)	112,760	84,570
Sanchez Energy Corp.
6.125%, 01/15/2023	130,000	121,225
Whiting Petroleum Corp.
5.750%, 03/15/2021	102,000	101,873
		2,615,382
TOTAL ENERGY		3,829,225
FINANCIALS - 1.39%
Banks - 1.02%
Lincoln Finance Ltd.
7.375%, 04/15/2021 (r)	39,000	41,486
Park Aerospace Holdings Ltd.
5.500%, 02/15/2024 (r)	83,000	86,528
Popular, Inc.
7.000%, 07/01/2019	132,000	138,435
Societe Generale SA
7.375%, Perpetual (b) (r)	145,000	147,624
		414,073
Consumer Finance - 0.37%
Ally Financial, Inc.
5.750%, 11/20/2025	80,000	82,200
Credit Acceptance Corp.
6.125%, 02/15/2021	70,000	70,175
		152,375
TOTAL FINANCIALS		566,448

HEALTH CARE - 4.05%
Health Care Equipment & Supplies - 0.37%
Halyard Health, Inc.
6.250%, 10/15/2022 (c)	104,000	107,640
Hill-Rom Holdings, Inc.
5.750%, 09/01/2023 (r)	41,000	42,691
		150,331

Health Care Providers & Services - 2.28%
Centene Corp.
6.125%, 02/15/2024	65,000	69,956
CHS / Community Health Systems, Inc.
6.250%, 03/31/2023	70,000	71,663
6.875%, 02/01/2022	186,000	159,960
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp.
8.125%, 06/15/2021 (r)	149,000	129,258
HCA, Inc.
5.375%, 02/01/2025	160,000	166,800
LifePoint Health, Inc.
5.875%, 12/01/2023	110,000	113,575
Tenet Healthcare Corp.
6.750%, 06/15/2023	143,000	140,855
7.500%, 01/01/2022 (r)	50,000	54,125
Universal Hospital Services, Inc.
7.625%, 08/15/2020	23,000	23,000
		929,192
Pharmaceuticals - 1.40%
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (r)	127,000	120,968
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc.
6.000%, 07/15/2023 (r)	147,000	129,360
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.750%, 08/01/2022 (r)	149,000	147,584
Valeant Pharmaceuticals International, Inc.
6.125%, 04/15/2025 (r)	128,000	99,040
6.500%, 03/15/2022 (r)	35,000	36,094
7.000%, 03/15/2024 (r)	35,000	36,006
		569,052
TOTAL HEALTH CARE		1,648,575

INDUSTRIALS - 6.35%
Aerospace & Defense - 0.62%
CBC Ammo LLC / CBC FinCo, Inc.
7.250%, 11/15/2021 (Acquired 04/09/2015 - 02/22/2016, Cost $229,326) (i) (r)	254,000	254,000

Air Freight & Logistics - 0.27%
XPO Logistics, Inc.
6.500%, 06/15/2022 (r)	104,000	109,590

Building Products - 1.43%
Ashton Woods USA LLC / Ashton Woods Finance Company
6.875%, 02/15/2021 (r)	100,000	100,500
Builders FirstSource, Inc.
5.625%, 09/01/2024 (r)	110,000	112,063
FBM Finance, Inc.
8.250%, 08/15/2021 (r)	130,000	138,450
Standard Industries, Inc.
6.000%, 10/15/2025 (r)	134,000	139,024
WESCO Distribution, Inc.
5.375%, 06/15/2024	88,000	90,640
		580,677
Commercial Services & Supplies - 0.92%
Herc Rentals, Inc.
7.750%, 06/01/2024 (r)	122,000	130,540
LSC Communications, Inc.
8.750%, 10/15/2023 (r)	110,000	113,300
Zachry Holdings, Inc.
7.500%, 02/01/2020 (r)	126,000	130,410
		374,250
Construction & Engineering - 0.97%
AECOM
5.875%, 10/15/2024 (c)	78,000	83,265
Rice Energy, Inc.
6.250%, 05/01/2022	80,000	82,800
RSI Home Products, Inc.
6.500%, 03/15/2023 (r)	150,000	155,250
Tutor Perini Corp.
7.625%, 11/01/2018	73,000	73,137
		394,452
Electrical Equipment - 0.32%
General Cable Corp.
5.750%, 10/01/2022	132,000	129,516

Machinery - 1.19%
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (r)	131,000	135,093
EnPro Industries, Inc.
5.875%, 09/15/2022 (r)	95,000	98,800
Meritor, Inc.
6.250%, 02/15/2024	124,000	127,720
Navistar International Corp.
8.250%, 11/01/2021	123,000	123,614
		485,227
Professional Services - 0.35%
Enviva Partners LP / Enviva Partners Finance Corp.
8.500%, 11/01/2021 (r)	135,000	143,606

Trading Companies & Distributors - 0.28%
Real Alloy Holding, Inc.
10.000%, 01/15/2019 (r)	111,000	112,388
TOTAL INDUSTRIALS		2,583,706

INFORMATION TECHNOLOGY - 1.97%
Communications Equipment - 0.23%
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (r)	87,000	91,568

Electronic Equipment, Instruments & Components - 0.62%
CDW LLC / CDW Finance Corp.
5.500%, 12/01/2024	105,000	110,512
Micron Technology, Inc.
5.500%, 02/01/2025 (c)	51,000	53,168
Sensata Technologies BV
5.625%, 11/01/2024 (r)	85,000	88,931
		252,611
Software - 0.96%
First Data Corp.
7.000%, 12/01/2023 (r)	80,000	86,000
Nuance Communications, Inc.
5.625%, 12/15/2026 (r)	100,000	102,500
PTC, Inc.
6.000%, 05/15/2024	71,000	75,793
VeriSign, Inc.
5.250%, 04/01/2025	120,000	124,949
		389,242
Technology Hardware, Storage & Peripherals - 0.16%
Western Digital Corp.
7.375%, 04/01/2023 (r)	61,000	67,024
TOTAL INFORMATION TECHNOLOGY		800,445

MATERIALS - 3.73%
Chemicals - 1.70%
Alpha 3 BV / Alpha US Bidco, Inc.
6.250%, 02/01/2025 (r)	115,000	116,725
The Chemours Company
7.000%, 05/15/2025	91,000	98,417
Hexion, Inc.
6.625%, 04/15/2020	198,000	182,655
Iracore International Holdings, Inc.
9.500%, 06/01/2018 (Acquired 05/08/2013 - 03/31/2017, Cost $226,634) (d) (i) (r)	229,000	57,250
Platform Specialty Products Corp.
6.500%, 02/01/2022 (r)	64,000	66,720
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (r)	189,000	171,045
		692,812
Metals & Mining - 1.49%
Century Aluminum Company
7.500%, 06/01/2021 (r)	140,000	140,349
Grinding Media, Inc. / MC Grinding Media Canada, Inc.
7.375%, 12/15/2023 (r)	115,000	121,038
Kaiser Aluminum Corp.
5.875%, 05/15/2024	75,000	78,352
New Day Aluminum LLC
10.000%, 10/28/2020 (Acquired 10/28/2016 - 3/31/2017, Cost $11,424) (f) (i) (m) (p)	60,500	8,591
10.000%, 10/28/2020 (Acquired 10/28/2016 - 3/31/2017, Cost $4,643) (f) (i) (m) (p)	22,487	3,193
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019 (d) (f) (i)	222,000	0
Rain CII Carbon LLC / CII Carbon Corp.
7.250%, 04/01/2025 (r)	130,000	129,675
8.250%, 01/15/2021 (r)	118,000	122,425
		603,623
Paper & Forest Products - 0.54%
Boise Cascade Company
5.625%, 09/01/2024 (r)	130,000	132,600
Neenah Paper, Inc.
5.250%, 05/15/2021 (Acquired 05/16/2013 - 05/02/2014, Cost $83,856) (i) (r)	84,000	86,100
		218,700
TOTAL MATERIALS		1,515,135

REAL ESTATE - 0.26%
Equity Real Estate Investment Trusts - 0.26%
The GEO Group, Inc.
5.875%, 10/15/2024	104,000	106,860
TOTAL REAL ESTATE		106,860

TELECOMMUNICATION SERVICES - 1.12%
Diversified Telecommunication Services - 0.61%
Sable International Finance Ltd.
6.875%, 08/01/2022 (r)	119,000	126,437
Uniti Group, Inc. / CSL Capital LLC
8.250%, 10/15/2023	116,000	122,960
		249,397

Wireless Telecommunication Services - 0.51%
Telesat Canada / Telesat LLC
8.875%, 11/15/2024 (r)		120,000	132,000
Wind Acquisition Finance SA
7.375%, 04/23/2021 (r)		71,000	74,018
			206,018
TOTAL TELECOMMUNICATION SERVICES			455,415

UTILITIES - 1.03%
Independent Power and Renewable Electricity Producers - 1.03%
Calpine Corp.
5.750%, 01/15/2025		134,000	133,649
Dynegy, Inc.
7.625%, 11/01/2024 (c)		142,000	136,143
NRG Energy, Inc.
7.250%, 05/15/2026		142,000	146,969
TOTAL UTILITIES			416,761
Total corporate bonds (Cost $15,119,854)			15,173,558

TERM LOANS - 1.12%
ENERGY - 1.12%
Energy Equipment & Services - 1.12%
Fieldwood Energy LLC
8.000%, 08/31/2020 (b) (p)		80,218	76,308
8.375%, 09/30/2020 (b) (p)		108,296	94,217
8.375%, 09/30/2020 (b) (p)		106,704	77,628
Jonah Energy LLC
7.500%, 05/12/2021 (b) (p)		215,000	206,938
TOTAL ENERGY			455,091
Total term loans (Cost $470,339)			455,091
Total long-term investments (Cost $36,699,597)			39,244,957

SHORT-TERM INVESTMENTS - 2.53%
Time Deposits - 2.53%
Australia and New Zealand Banking Group Ltd., 0.41%, 04/03/2017*		$1,021,430	1,021,430
Brown Brothers Harriman & Co., 0.05%, 04/03/2017*	CAD	4,014	3,019
Brown Brothers Harriman & Co., -0.27%, 04/03/2017*	JPY	203,241	1,826
Total short-term investments (Cost $1,026,275)			1,026,275

Total investments - 99.05% (Cost $37,725,872)			40,271,232

Other assets in excess of liabilities - 0.95%			387,122

Net assets - 100.00%			$40,658,354

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at March 31, 2017.
(c)	- All or a portion of this security is segregated as collateral for bridge loan commitments and delayed delivery securities.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(e)	- Delayed delivery security.
(f)
 - Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $442,366, which represented 1.09% of net assets.  See Security Valuation below.

(i)	- Illiquid security.
(m)
- Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $81,630, which represented 0.20% of net assets.

(p)	- Payment in-kind security.
(r)
 - Restricted security under Rule 144A of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $9,807,187, which represented 24.12% of net assets.

(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $779,437, which represented 1.92% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
CAD	- Canadian Dollars
JPY	- Japanese Yen
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 68 industries and 157 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2017
Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal
CORPORATE BONDS - 89.27%	Amount	Value
Advertising - 0.63%
MDC Partners, Inc.
6.500%, 05/01/2024 (r)	$17,105,000	$16,399,419

Aerospace/Defense - 0.84%
CBC Ammo LLC / CBC FinCo, Inc.
7.250%, 11/15/2021 (Acquired 04/09/2015 - 11/03/2016, Cost $19,908,609) (i) (r)	21,899,000	21,899,000

Auto Parts & Equipment - 1.22%
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (r)	13,589,000	13,368,179
Meritor, Inc.
6.250%, 02/15/2024	17,963,000	18,501,890
		31,870,069
Automakers - 0.52%
Navistar International Corp.
8.250%, 11/01/2021 (c)	13,526,000	13,593,495

Banking - 1.37%
Popular, Inc.
7.000%, 07/01/2019	21,551,000	22,601,611
Societe Generale SA
7.375%, Perpetual (b) (r)	12,954,000	13,188,468
		35,790,079
Building & Construction - 3.14%
Ashton Woods USA LLC / Ashton Woods Finance Company
6.875%, 02/15/2021 (r)	18,089,000	18,179,445
Tutor Perini Corp.
7.625%, 11/01/2018	13,423,000	13,448,168
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023	26,982,000	26,307,450
Zachry Holdings, Inc.
7.500%, 02/01/2020 (r)	23,252,000	24,065,820
		82,000,883
Building Materials - 4.41%
Allegion PLC
5.875%, 09/15/2023	10,934,000	11,726,715
Builders FirstSource, Inc.
5.625%, 09/01/2024 (r)	18,069,000	18,407,794
FBM Finance, Inc.
8.250%, 08/15/2021 (r)	18,919,000	20,148,735
RSI Home Products, Inc.
6.500%, 03/15/2023 (r)	22,065,000	22,837,275
Standard Industries, Inc.
6.000%, 10/15/2025 (r)	20,029,000	20,780,087
WESCO Distribution, Inc.
5.375%, 06/15/2024	20,481,000	21,095,430
		114,996,036
Cable & Satellite TV - 4.85%
Altice Luxembourg SA
7.625%, 02/15/2025 (r)	20,696,000	21,950,695
Cable One, Inc.
5.750%, 06/15/2022 (r)	14,581,000	15,200,692
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 05/01/2025 (r)	12,244,000	12,596,015
5.750%, 02/15/2026 (r)	17,508,000	18,427,170
SFR Group SA
6.000%, 05/15/2022 (r)	15,971,000	16,609,840
Virgin Media Finance PLC
6.375%, 04/15/2023 (r)	18,050,000	18,907,375
VTR Finance BV
6.875%, 01/15/2024 (r)	21,775,000	22,700,438
		126,392,225

Chemicals - 3.56%
Alpha 3 BV / Alpha US Bidco, Inc.
6.250%, 02/01/2025 (r)	14,112,000	14,323,680
The Chemours Company
7.000%, 05/15/2025	15,517,000	16,781,636
Hexion, Inc.
6.625%, 04/15/2020 (c)	25,308,000	23,346,630
Momentive Performance Materials, Inc.
3.880%, 10/24/2021 (c)	25,439,000	25,152,811
Momentive Performance Materials, Inc. - Escrow
8.875%, 10/15/2020 (a) (f) (i)	24,222,000	0
Platform Specialty Products Corp.
6.500%, 02/01/2022 (r)	12,768,000	13,310,640
		92,915,397
Consumer/Commercial/Lease Financing - 1.63%
Credit Acceptance Corp.
6.125%, 02/15/2021	19,208,000	19,256,020
Lincoln Finance Ltd.
7.375%, 04/15/2021 (r)	5,590,000	5,946,362
Park Aerospace Holdings Ltd.
5.500%, 02/15/2024 (r)	16,515,000	17,216,888
		42,419,270
Department Stores - 0.54%
JC Penney Corp., Inc.
5.875%, 07/01/2023 (r)	14,119,000	14,154,298

Diversified Capital Goods - 1.94%
Apex Tool Group LLC
7.000%, 02/01/2021 (r)	18,009,000	16,388,190
EnPro Industries, Inc.
5.875%, 09/15/2022 (r)	14,604,000	15,188,160
General Cable Corp.
5.750%, 10/01/2022	19,340,000	18,976,021
		50,552,371
Electric - Generation - 2.32%
Calpine Corp.
5.750%, 01/15/2025	20,556,000	20,502,143
Dynegy, Inc.
7.625%, 11/01/2024 (c)	21,145,000	20,272,769
NRG Energy, Inc.
7.250%, 05/15/2026	19,078,000	19,745,730
		60,520,642
Electronics - 1.04%
Micron Technology, Inc.
5.500%, 02/01/2025 (c)	10,003,000	10,428,127
Sensata Technologies BV
5.625%, 11/01/2024 (r)	16,067,000	16,810,099
		27,238,226
Energy - Exploration & Production - 8.19%
Bellatrix Exploration Ltd.
8.500%, 05/15/2020 (Acquired 05/15/2015 - 02/22/2017, Cost $16,409,608) (i) (r)	19,006,000	18,103,215
Callon Petroleum Company
6.125%, 10/01/2024 (r)	12,122,000	12,667,490
Cobalt International Energy, Inc.
10.750%, 12/01/2021 (r)	21,815,000	20,724,250
Comstock Resources, Inc.
10.000%, 03/15/2020 (p)	20,636,000	20,739,180
Exterran Energy Solutions LP / EES Finance Corp.
8.125%, 05/01/2025 (r)	2,024,000	2,069,540
KCA Deutag UK Finance PLC
9.875%, 04/01/2022 (e) (r)	15,232,000	15,631,840
Kosmos Energy Ltd.
7.875%, 08/01/2021 (r)	23,436,000	23,728,950
Lonestar Resources America, Inc.
8.750%, 04/15/2019 (Acquired 09/03/2015 - 06/22/2016, $11,145,254) (i) (r)	17,158,000	14,584,300
Murphy Oil Corp.
6.875%, 08/15/2024	13,146,000	13,967,625
PetroQuest Energy, Inc.
10.000%, 02/15/2021 (Acquired 08/12/2010 - 02/15/2017, Cost $18,698,858) (i) (p) (r)	20,641,378	15,481,034

Range Resources Corp.
5.000%, 08/15/2022 (r)	9,232,000	9,185,840
Rice Energy, Inc.
6.250%, 05/01/2022 (c)	14,629,000	15,141,015
Sanchez Energy Corp.
6.125%, 01/15/2023	18,332,000	17,094,590
Whiting Petroleum Corp.
5.750%, 03/15/2021	14,387,000	14,369,016
		213,487,885
Food - Wholesale - 2.93%
Pinnacle Operating Corp.
9.000%, 05/15/2023 (Acquired 03/10/2017, Cost $17,774,439) (i) (r)	21,872,135	21,872,135
Shearer's Foods LLC / Chip Finance Corp.
9.000%, 11/01/2019 (r)	16,055,000	16,757,406
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (r)	16,075,000	16,918,937
Wells Enterprises, Inc.
6.750%, 02/01/2020 (r)	20,269,000	20,927,743
		76,476,221
Food & Drug Retailers - 0.04%
AdvancePierre Foods Holdings, Inc.
5.500%, 12/15/2024 (r)	918,000	930,622

Forestry/Paper - 2.87%
Boise Cascade Company
5.625%, 09/01/2024 (r)	14,238,000	14,522,760
Enviva Partners LP / Enviva Partners Finance Corp.
8.500%, 11/01/2021 (r)	19,488,000	20,730,360
Neenah Paper, Inc.
5.250%, 05/15/2021 (Acquired 05/16/2013 - 08/23/2016, Cost $15,889,638) (i) (r)	15,898,000	16,295,450
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (r)	25,632,000	23,196,960
		74,745,530
Gaming - 2.09%
MGM Resorts International
7.750%, 03/15/2022 (c)	11,320,000	13,081,675
Penn National Gaming, Inc.
5.625%, 01/15/2027 (r)	13,057,000	12,991,715
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp.
6.125%, 08/15/2021 (r)	12,706,000	12,960,120
Wynn Macau Ltd.
5.250%, 10/15/2021 (r)	15,081,000	15,420,323
		54,453,833
Gas Distribution - 3.23%
American Midstream Partners LP / American Midstream Finance Corp.
8.500%, 12/15/2021 (r)	12,830,000	13,150,750
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025 (r)	13,761,000	14,397,446
Holly Energy Partners LP / Holly Energy Finance Corp.
6.000%, 08/01/2024 (r)	17,931,000	18,872,378
Niska Gas Storage Ltd. / Niska Gas Storage Canada Finance Corp.
6.500%, 04/01/2019	17,822,000	18,000,220
PBF Logistics LP / PBF Logistics Finance Corp.
6.875%, 05/15/2023	19,584,000	19,926,720
		84,347,514
Health Facilities - 3.90%
CHS / Community Health Systems, Inc.
6.250%, 03/31/2023	10,426,000	10,673,617
6.875%, 02/01/2022	20,132,000	17,313,520
HCA, Inc.
5.000%, 03/15/2024	4,999,000	5,255,199
5.375%, 02/01/2025	22,640,000	23,602,200
LifePoint Health, Inc.
5.875%, 12/01/2023	15,442,000	15,943,865
Tenet Healthcare Corp.
6.750%, 06/15/2023 (c)	22,196,000	21,863,060
7.500%, 01/01/2022 (r)	6,451,000	6,983,208
		101,634,669

Health Services - 0.13%
Universal Hospital Services, Inc.
7.625%, 08/15/2020	3,330,000	3,330,000

Machinery - 1.27%
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (r)	19,424,000	20,031,000
Welbilt, Inc.
9.500%, 02/15/2024	11,393,000	13,187,397
		33,218,397
Managed Care - 0.54%
Centene Corp.
6.125%, 02/15/2024	13,042,000	14,036,452

Media - Diversified - 0.64%
National CineMedia LLC
5.750%, 08/15/2026	16,400,000	16,678,698

Media Content - 0.75%
Townsquare Media, Inc.
6.500%, 04/01/2023 (r)	19,539,000	19,587,848

Medical Products - 2.12%
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp.
8.125%, 06/15/2021 (r)	16,068,000	13,938,990
Halyard Health, Inc.
6.250%, 10/15/2022	21,202,000	21,944,070
Hill-Rom Holdings, Inc.
5.750%, 09/01/2023 (r)	18,525,000	19,289,156
		55,172,216
Metals/Mining Excluding Steel - 3.26%
Century Aluminum Company
7.500%, 06/01/2021 (r)	20,122,000	20,172,305
Kaiser Aluminum Corp.
5.875%, 05/15/2024	12,163,000	12,706,564
New Day Aluminum LLC
10.000%, 10/28/2020 (Acquired 10/28/2016 - 12/31/2016, Cost $73,304) (f) (i) (m) (p)	347,659	49,367
10.000%, 10/28/2020 (Acquired 10/28/2016 - 12/31/2016, Cost $176,615) (f) (i) (m) (p)	935,349	132,820
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019 (d) (f) (i)	18,476,000	0
Rain CII Carbon LLC / CII Carbon Corp.
7.250%, 04/01/2025 (r)	17,818,000	17,773,455
8.250%, 01/15/2021 (r)	15,929,000	16,526,338
Real Alloy Holding, Inc.
10.000%, 01/15/2019 (r)	17,383,000	17,600,288
		84,961,137
Oil Field Equipment & Services - 4.98%
Atwood Oceanics, Inc.
6.500%, 02/01/2020	12,137,000	10,999,156
Forbes Energy Services Ltd.
9.000%, 06/15/2019 (d) (i)	667,000	443,555
Globe Luxembourg SCA
9.625%, 05/01/2018 (r)	15,363,000	16,196,443
Iracore International Holdings, Inc.
9.500%, 06/01/2018 (Acquired 05/08/2013 - 04/14/2015, Cost $17,038,816) (d) (i) (r)	18,785,000	4,696,250
McDermott International, Inc.
8.000%, 05/01/2021 (r)	20,013,000	20,513,325
PHI, Inc.
5.250%, 03/15/2019	21,936,000	20,839,200
Shelf Drilling Holdings Ltd.
9.500%, 11/02/2020 (r)	19,575,690	18,450,088
Transocean, Inc.
9.000%, 07/15/2023 (r)	15,128,000	16,224,780
Unit Corp.
6.625%, 05/15/2021	21,792,000	21,574,080
Vantage Drilling International - Escrow
7.125%, 04/01/2023 (a) (f) (i)	28,058,000	0
7.500%, 11/01/2019 (a) (f) (i)	833,000	0
		129,936,877

Oil Refining & Marketing - 1.17%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.500%, 04/15/2021	17,764,000	15,121,605
PBF Holding Company LLC / PBF Finance Corp.
8.250%, 02/15/2020 (c)	15,019,000	15,356,927
		30,478,532
Packaging - 0.93%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.125%, 07/15/2023 (r)	14,645,000	15,066,044
7.000%, 07/15/2024 (r)	8,640,000	9,266,400
		24,332,444
Personal & Household Products - 1.96%
American Greetings Corp.
7.875%, 02/15/2025 (r)	13,073,000	13,759,332
Central Garden & Pet Company
6.125%, 11/15/2023	10,550,000	11,183,000
FGI Operating Company LLC / FGI Finance, Inc.
7.875%, 05/01/2020 (i)	16,801,000	11,844,705
Vista Outdoor, Inc.
5.875%, 10/01/2023	14,586,000	14,257,815
		51,044,852
Pharmaceuticals - 3.53%
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (r)	23,980,000	22,840,950
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc.
6.000%, 07/15/2023 (r)	21,990,000	19,351,200
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.750%, 08/01/2022 (r)	24,058,000	23,829,449
Valeant Pharmaceuticals International, Inc.
6.125%, 04/15/2025 (r)	19,307,000	14,938,791
6.500%, 03/15/2022 (r)	5,420,000	5,589,375
7.000%, 03/15/2024 (r)	5,420,000	5,575,825
		92,125,590
Printing & Publishing - 1.66%
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (r)	26,625,000	25,992,656
LSC Communications, Inc.
8.750%, 10/15/2023 (r)	16,889,000	17,395,670
		43,388,326
Recreation & Travel - 1.19%
Interval Acquisition Corp.
5.625%, 04/15/2023	15,458,000	15,767,160
Silversea Cruise Finance Ltd.
7.250%, 02/01/2025 (r)	14,445,000	15,275,587
		31,042,747
Restaurants - 1.22%
KFC Holding Company / Pizza Hut Holdings LLC / Taco Bell of America LLC
5.250%, 06/01/2026 (r)	14,854,000	15,151,080
Ruby Tuesday, Inc.
7.625%, 05/15/2020	16,987,000	16,562,325
		31,713,405
Software/Services - 2.25%
First Data Corp.
7.000%, 12/01/2023 (r)	12,156,000	13,067,700
Nuance Communications, Inc.
5.625%, 12/15/2026 (r)	13,625,000	13,965,625
PTC, Inc.
6.000%, 05/15/2024	11,132,000	11,883,410
VeriSign, Inc.
5.250%, 04/01/2025	19,035,000	19,820,194
		58,736,929
Specialty Retail - 1.20%
CST Brands, Inc.
5.000%, 05/01/2023	11,023,000	11,436,362
PetSmart, Inc.
7.125%, 03/15/2023 (r)	20,970,000	19,973,925
		31,410,287

Support - Services - 3.31%
AECOM
5.875%, 10/15/2024 (c)	16,782,000	17,914,785
Ashtead Capital, Inc.
5.625%, 10/01/2024 (r)	12,089,000	12,784,117
The GEO Group, Inc.
5.875%, 10/15/2024	18,656,000	19,169,040
Herc Rentals, Inc.
7.750%, 06/01/2024 (r)	16,939,000	18,124,730
Sotheby's
5.250%, 10/01/2022 (r)	17,978,000	18,292,615
		86,285,287
Technology Hardware & Equipment - 1.85%
CDW LLC / CDW Finance Corp.
5.500%, 12/01/2024	17,770,000	18,702,925
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (r)	18,690,000	19,671,225
Western Digital Corp.
7.375%, 04/01/2023 (r)	9,053,000	9,946,984
		48,321,134
Telecom - Wireless - 1.18%
Telesat Canada / Telesat LLC
8.875%, 11/15/2024 (r)	16,577,000	18,234,700
Wind Acquisition Finance SA
7.375%, 04/23/2021 (r)	12,138,000	12,653,865
		30,888,565
Telecom - Wireline Integrated & Services - 1.64%
Sable International Finance Ltd.
6.875%, 08/01/2022 (r)	18,887,000	20,067,437
Uniti Group, Inc. / CSL Capital LLC
8.250%, 10/15/2023	21,363,000	22,644,780
		42,712,217
Transport Infrastructure/Services - 1.23%
GasLog Ltd.
8.875%, 03/22/2022	14,110,000	14,356,925
XPO Logistics, Inc.
6.500%, 06/15/2022 (r)	16,781,000	17,682,979
		32,039,904
Total corporate bonds (Cost $2,294,421,660)		2,328,259,528

ASSET-BACKED SECURITIES - 0.44%
Air Transportation - 0.44%
U.S. Airways Pass Through Trust - Class B
6.750%, 06/03/2021	10,549,154	11,432,645
Total asset-backed securities (Cost $11,056,392)		11,432,645

CONVERTIBLE BONDS - 0.41%
Automakers - 0.41%
Navistar International Corp.
4.750%, 04/15/2019	10,986,000	10,587,758
Total convertible bonds (Cost $10,547,498)		10,587,758

TERM LOANS - 1.86%
Energy - Exploration & Production - 1.84%
Fieldwood Energy LLC
8.000%, 08/31/2020 (b) (p)	7,248,658	6,895,322
8.375%, 09/30/2020 (b) (p)	9,785,808	8,513,653
8.375%, 09/30/2020 (b) (p)	8,119,192	5,906,712
Jonah Energy LLC
7.500%, 05/12/2021 (b) (p)	18,315,210	17,628,390
Lonestar Resources America, Inc.
12.000%, 12/31/2021 (i) (p)	9,000,000	9,202,500
		48,146,577
Metals/Mining Excluding Steel - 0.02%
New Day Aluminum LLC
8.000%, 10/28/2017 (Acquired 10/28/2016, Cost $512,000) (f) (i) (m)	512,000	512,000
Total term loans (Cost $48,969,159)		48,658,577

	Shares
PREFERRED STOCKS - 2.03%	Held
Banking - 1.60%
Citigroup, Inc., 7.125% (b)		397,683	11,485,085
Countrywide Capital V, 7.000%		432,426	11,152,267
Royal Bank of Scotland Group PLC, 6.600%		751,694	19,055,443
			41,692,795
Food - Wholesale - 0.43%
Pinnacle Agriculture Enterprises LLC (a) (f) (i) (m)		15,232,907	11,272,351
Total preferred stocks (Cost $48,503,524)			52,965,146

COMMON STOCKS - 2.18%
Automakers - 0.00%
General Motors Company - Escrow (a) (f) (i)		352,400	0

Energy - Exploration & Production - 0.55%
Comstock Resources, Inc. (a)		59,875	552,646
Energy XXI Gulf Coast, Inc. (a)		406,652	12,187,360
PetroQuest Energy, Inc. (a)		337,194	923,912
Prairie Provident Resources, Inc. (a)		907,042	463,803
Warren Resources, Inc. (a) (f) (i)		116,226	160,741
			14,288,462

Metals/Mining Excluding Steel - 0.75%
GHW Holdco LLC (Acquired 10/28/2016, Cost $30,000) (a) (f) (i) (m)		1	30,000
Horsehead Holding LLC (a) (f) (i)		76,444	19,487,968
			19,517,968
Specialty Retail - 0.45%
Quiksilver, Inc. (a) (f) (i)		582,983	11,671,320
Quiksilver, Inc. - Escrow (a) (f) (i)		4,886,000	0
			11,671,320
Total common stocks (Cost $77,810,658)			45,477,750

WARRANTS - 0.00%
Energy - Exploration & Production - 0.00%
Lonestar Resources America, Inc. (a) (f) (i)
Expiration: December 2021, Exercise Price $5.00		180,000	10,800
Total warrants (Cost $763,200)			10,800
Total long-term investments (Cost $2,492,072,091)			2,497,392,204

SHORT-TERM INVESTMENTS - 3.17%	Principal
Time Deposits - 3.17%	Amount
BNP Paribas, 0.41%, 04/03/2017*		$82,547,391	82,547,391
Brown Brothers Harriman & Co., 0.05%, 04/03/2017*	CAD	5,333	4,011
Total short-term investments (Cost $82,551,376)			82,551,402

Total investments - 98.93% (Cost $2,574,623,467)			2,579,943,606

Other assets in excess of liabilities - 1.07%			28,033,906

Net assets - 100.00%			$2,607,977,512

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at March 31, 2017.
(c)	- All or a portion of this security is segregated as collateral for bridge commitments and delayed delivery securities.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(e)	- Delayed delivery security.
(f)
 - Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $43,327,367, which represented 1.66% of net assets.  See Security Valuation below.

(i)	- Illiquid security.
(m)
- Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $11,996,538, which represented 0.46% of net assets.

(p)	- Payment in-kind security.
(r)
 - Restricted security under Rule 144A of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $1,427,608,063, which represented 54.74% of net assets.

*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The cost basis of investments, excluding foreign currency transactions, for federal income tax purposes at March 31, 2017 was as follows*:

	Diversified	Large Cap	Mid-Cap	Small Cap
	Value Fund	Value Fund	Value Fund	Value Fund
Cost of investments	$141,367,040	$498,289,912	$2,190,433,839	$750,361,281
Gross unrealized appreciation	9,911,709	50,837,217	384,093,433	172,816,774
Gross unrealized depreciation	(36,158,393)	(85,934,372)	(425,739,208)	(83,925,649)
Net unrealized appreciation (depreciation)	$(26,246,684)	$(35,097,155)	$(41,645,775)	$88,891,125

	Small Cap Diversified Value Fund	Global Value Fund	International Value Fund	Value Opportunities Fund
Cost of investments	$17,382,338	$7,231,680	$2,121,704	$507,794,395
Gross unrealized appreciation	2,697,990	1,190,645	286,751	76,628,665
Gross unrealized depreciation	(682,969)	(588,884)	(75,217)	(50,233,206)
Net unrealized appreciation	$2,015,021	$601,761	$211,534	$26,395,459
	Capital	High
	Income Fund	Yield Fund
Cost of investments	$37,725,872	$2,574,623,467
Gross unrealized appreciation	4,570,889	106,003,281
Gross unrealized depreciation	(2,025,529)	(100,683,142)
Net unrealized appreciation	$2,545,360	$5,320,139

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as information regarding other significant accounting policies, please refer to the Notes to the Financial Statements section in the Funds’ most recent semi-annual or annual report.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average between the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Funds’ net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund’s assets as of March 31, 2017:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value

Level 1 -- Quoted prices in an active market:
Common Stocks	$115,120,356	$462,783,306	$1,940,823,368	$808,040,762	$19,189,941
Money Market Funds	-	243,125	8,500,075	24,782,475	-
Level 2 -- Other significant observable market inputs:
Common Stocks:
Energy	-	-	120,224,994	4,882,720	-
Industrials	-	-	58,606,025	-	-
Time Deposits	-	166,326	20,172,548	1,546,449	207,418
Level 3 -- Significant unobservable inputs:
Common Stocks: Energy	-	-	461,054	-	-
Total Investments	$115,120,356	$463,192,757	$2,148,788,064	$839,252,406	$19,397,359

	Global Value	International Value	Value Opportunities	Capital Income	High Yield

Level 1 -- Quoted prices in an active market:
Common Stocks	$5,342,046	$790,986	$410,904,655	$21,592,948	$14,127,721
Investment Companies	-	-	1,100,116	-	-
Preferred Stocks	-	-	1,596,199	191,317	41,692,795
Warrants	-	-	3,115,039	-	-
Money Market Funds	-	-	21,418,803	-	-
Level 2 -- Other significant observable market inputs:
Common Stocks:
Consumer Discretionary	116,102	75,724	-	-	-
Consumer Staples	118,933	64,791	3,827,341	-	-
Energy	436,134	131,824	17,560,436	1,090,088	-
Financials	749,181	406,387	14,277,047	-	-
Health Care	257,844	194,325	-	141,758	-
Industrials	654,641	313,185	19,462,696	-	-
Information Technology	60,577	121,801	3,380,192	169,615	-
Materials	-	43,891	1,195,118	219,241	-
Metals/Mining Excluding Steel	-	-	-	-	19,487,968
Telecommunication Services	35,016	72,876	-	-	-
Convertible Bonds	-	-	-	-	10,587,758
Corporate Bonds	-	-	24,385,990	15,161,774	2,328,077,341
Asset-Backed Securities	-	-	-	-	11,432,645
Term Loans	-	-	4,858,000	455,091	48,658,577
Warrants	-	-	4,800	-	10,800
Time Deposits	62,967	117,448	5,891,904	1,026,275	82,551,402
Level 3 -- Significant unobservable inputs:
Common Stocks: Automakers	-	-	-	-	0
Consumer Discretionary	-	-	-	139,339	-
Energy	-	-	627,836	2,156	-
Energy - Exploration & Production	-	-	-	-	160,741
Materials	-	-	45,000	-	-
Metals/Mining Excluding Steel	-	-	-	-	30,000
Specialty Retail	-	-	-	-	11,671,320
Preferred Stocks:
Consumer Staples	-	-	-	69,846	-
Food - Wholesale	-	-	-	-	11,272,351
Corporate Bonds	- -	- -	538,682 0	11,784 -	182,187 -
Rights
Total Investments	$7,833,441	$2,333,238	$534,189,854	$40,271,232	$2,579,943,606

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

There were transfers from Level 1 to Level 2 of $1,323,662 in the Small Cap Value Fund, $45,424 in the Global Value Fund, $25,514 in the International Value Fund and $2,763,335 in the Value Opportunities Fund using market values as of March 31, 2017.  The transfers were due to securities being fair valued as a result of market movements following the close of local trading on March 31, 2017.  There were transfers from Level 2 to Level 1 of $37,722 in the Small Cap Diversified Value Fund, $1,068,586 in the Value Opportunities Fund and $839,196 in the Capital Income Fund using market values as of March 31, 2017.   The transfers were due to increased trading volume on March 31, 2017.  There were transfers from Level 2 to Level 1 of $312,263 in the Global Value Fund, $100,399 in the International Value Fund and $15,689,379 in the Value Opportunities Fund using market values as of March 31, 2017.   The transfers were due to securities being fair valued as a result of market movements following the close of local trading at the beginning of the reporting period.  There were transfers from Level 2 to Level 3 of $0 in the Value Opportunities Fund, $0 in the Capital Income Fund and $0 in the High Yield Fund using market values as of March 31, 2017.  The transfers were due to lack of observable inputs on March 31, 2017.  There were no transfers into or out of Level 1 or Level 2 during the nine months ended March 31, 2017 for the Diversified Value Fund, Large Cap Value Fund and Mid-Cap Value Fund.  Transfers between Levels are recognized at the end of the reporting period.

Commitments. Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At March 31, 2017, the Capital Income Fund and High Yield Fund had outstanding bridge loan commitments of $165,000 and $43,620,000, respectively.

Item 2. Controls and Procedures.

(a)
The Registrant’s President / Principal Executive Officer and Treasurer / Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hotchkis & Wiley Funds

By (Signature and Title)  /s/ Anna Marie Lopez
Anna Marie Lopez
President / Principal Executive Officer

Date  May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Anna Marie Lopez
Anna Marie Lopez
President / Principal Executive Officer

Date  May 25, 2017

By (Signature and Title)  /s/ James Menvielle
James Menvielle
Treasurer / Principal Financial Officer

Date  May 25, 2017